UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-01136

      Security Equity Fund

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President

Security Equity Fund

805 King Farm Boulevard, Suite 600

________________________Rockville, Maryland 20850_________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code:        301-296-5100

Date of fiscal year end:        September 30

Date of reporting period:        December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 101.6%
Industrials - 22.4%
Trinity Industries, Inc.[1,2]	10,200	$365,361
Lockheed Martin Corp.[1,2]	3,753	346,365
AO Smith Corp.[1,2]	4,592	289,618
Joy Global, Inc.[1,2]	4,500	287,010
Towers Watson & Co. — Class A1,2	2,200	123,662
Watts Water Technologies, Inc. — Class A1,2	2,800	120,373
General Electric Co.[1,2]	4,200	88,158
Armstrong World Industries, Inc.	1,579	80,103
Northrop Grumman Corp.[1,2]	1,100	74,338
Valmont Industries, Inc.	529	72,235
Fortune Brands Home & Security, Inc.*	2,278	66,563
US Airways Group, Inc.*	3,763	50,801
Con-way, Inc.[1,2]	1,700	47,294
USG Corp.*	1,441	40,449
Celadon Group, Inc.	1,691	30,556
Stanley Black & Decker, Inc.	412	30,476
Snap-on, Inc.	360	28,436
Masco Corp.	1,455	24,240
Builders FirstSource, Inc.*	4,274	23,849
Trex Company, Inc.*	519	19,322
Hubbell, Inc. — Class B	200	16,926
Primoris Services Corp.	1,102	16,574
Allegiant Travel Co. — Class A	206	15,122
Beacon Roofing Supply, Inc.*	298	9,917
Knight Transportation, Inc.	647	9,466
Huntington Ingalls Industries, Inc.[1,2]	183	7,931
Rollins, Inc.	279	6,149
Thermon Group Holdings, Inc.*	265	5,970
Rush Enterprises, Inc. — Class A*	285	5,891
Pike Electric Corp.	412	3,935
Swift Transportation Co. — Class A*	162	1,477
Total Industrials		2,308,567
Consumer Discretionary - 21.2%
TJX Companies, Inc.[1,2]	7,200	305,639
Limited Brands, Inc.[1,2]	5,100	240,006
Family Dollar Stores, Inc.[1,2]	3,700	234,617
Ross Stores, Inc.[1,2]	4,200	227,430
Walt Disney Co.[1,2]	4,024	200,355
The Gap, Inc.[1,2]	6,000	186,240
Jack in the Box, Inc.*,1,2	4,000	114,400
PVH Corp.[1,2]	800	88,808
Pier 1 Imports, Inc.	3,793	75,860
DR Horton, Inc.	3,690	72,988
Target Corp.	1,080	63,904
Williams-Sonoma, Inc.	1,323	57,908
Toll Brothers, Inc.*	1,646	53,215
Whirlpool Corp.	424	43,142
Asbury Automotive Group, Inc.*	1,247	39,941
Lennar Corp. — Class A	779	30,124
Cabela's, Inc.*	647	27,012
Comcast Corp. — Class A	605	22,615
Starbucks Corp.	412	22,091
Aaron's, Inc.	676	19,117
Meritage Homes Corp.*	309	11,541
Chuy's Holdings, Inc.*	514	11,483
MDC Holdings, Inc.	309	11,359
RadioShack Corp.[1,2]	5,100	10,812
Mattel, Inc.	214	7,837
Cavco Industries, Inc.*	94	4,698
Perfumania Holdings, Inc.*	465	2,288
Total Consumer Discretionary		2,185,430
Consumer Staples - 17.9%
Philip Morris International, Inc.[1,2]	9,800	819,672
Altria Group, Inc.[1,2]	16,700	524,714
Herbalife Ltd.[1,2]	5,000	164,700
Wal-Mart Stores, Inc.[1,2]	2,200	150,106
Bunge Ltd.	1,257	91,371
Safeway, Inc.[1,2]	3,900	70,551
Smithfield Foods, Inc.*	515	11,109
Sanderson Farms, Inc.	206	9,795
Cal-Maine Foods, Inc.	206	8,285
Total Consumer Staples		1,850,303
Health Care - 13.7%
Johnson & Johnson[1,2]	5,000	350,500
ViroPharma, Inc.*,1,2	9,900	225,324
Amgen, Inc.[1,2]	1,800	155,376
Life Technologies Corp.*,1,2	2,800	137,424
Forest Laboratories, Inc.*,1,2	3,400	120,088
Baxter International, Inc.[1,2]	1,800	119,988
WellCare Health Plans, Inc.*,1,2	2,300	111,987
Owens & Minor, Inc.[1,2]	2,700	76,977
Charles River Laboratories International, Inc.*,1,2	2,000	74,940
Kindred Healthcare, Inc.*,1,2	3,900	42,198
Acadia Healthcare Company, Inc.*	4	93
Total Health Care		1,414,895
Information Technology - 8.3%
CA, Inc.[1,2]	14,000	307,721
Symantec Corp.*,1,2	5,900	110,979
Arrow Electronics, Inc.*,1,2	2,600	99,008
Avnet, Inc.*,1,2	3,100	94,891
Facebook, Inc. — Class A*	2,266	60,344
Harmonic, Inc.*,1,2	11,000	55,769
Apple, Inc.	103	54,902
Amkor Technology, Inc.*,1,2	9,200	39,100
Aruba Networks, Inc.*	990	20,543
QUALCOMM, Inc.	235	14,575
Total Information Technology		857,832
Financials - 5.6%
Amtrust Financial Services, Inc.[1,2]	6,600	189,354
Endurance Specialty Holdings Ltd.[1,2]	3,000	119,070
Potlatch Corp.	2,058	80,653
Weyerhaeuser Co.	2,220	61,760
Genworth Financial, Inc. — Class A*,1,2	4,000	30,040
Deutsche Bank AG	646	28,611
Arthur J Gallagher & Co.	412	14,276
St. Joe Co.*	544	12,556
Alexander & Baldwin, Inc.*	353	10,368
Fannie Mae*	40,078	10,220
Cresud S.A. ADR	933	7,763

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 101.6% (continued)
Financials - 5.6% (continued)
Wells Fargo & Co.	206	$7,041
Home Loan Servicing Solutions Ltd.	250	4,725
Rayonier, Inc.	88	4,561
Total Financials		580,998
Energy - 4.9%
Anadarko Petroleum Corp.[1,2]	2,755	204,725
ConocoPhillips[1,2]	1,500	86,985
Range Resources Corp.	1,029	64,652
Rex Energy Corp.*	3,655	47,588
Phillips 66	750	39,825
Ultra Petroleum Corp.*	1,411	25,581
Continental Resources, Inc.*	225	16,535
Magnum Hunter Resources Corp.*	3,394	13,542
Oasis Petroleum, Inc.*	189	6,010
Total Energy		505,443
Telecommunication Services - 3.5%
AT&T, Inc.[1,2]	10,600	357,326
Materials - 2.7%
Georgia Gulf Corp.	1,999	82,519
Goldcorp, Inc.	987	36,222
Eldorado Gold Corp.	1,919	24,717
Deltic Timber Corp.	323	22,810
Franco-Nevada Corp.	309	17,666
Texas Industries, Inc.*	340	17,343
Royal Gold, Inc.	173	14,067
Huntsman Corp.	823	13,086
Braskem S.A. ADR	908	12,122
Southern Copper Corp.	309	11,699
IAMGOLD Corp.	897	10,289
Caesar Stone Sdot Yam Ltd.*	426	6,880
Schnitzer Steel Industries, Inc. — Class A	147	4,459
Stillwater Mining Co.*	331	4,230
Total Materials		278,109
Utilities - 1.4%
Exelon Corp.[1,2]	4,743	141,057

Total Common Stocks
(Cost $9,279,875)		10,479,960
EXCHANGE TRADED FUNDS† - 0.3%
Market Vectors Junior Gold Miners ETF	912	18,058
SPDR S&P Metals & Mining ETF	206	9,299
Total Exchange Traded Funds
(Cost $30,918)		27,357
SHORT TERM INVESTMENTS†† - 0.4%
State Street General Account U.S. Government Fund	42,751	42,751
Total Short Term Investments
(Cost $42,751)		42,751
	Face Amount
FEDERAL AGENCY DISCOUNT NOTES†† - 4.8%
Federal Home Loan Bank[3]
0.14% due 06/05/13	$ 300,000	299,872
Freddie Mac[4]
0.11% due 06/18/13	200,000	199,907
Total Federal Agency Discount Notes
(Cost $499,718)		499,779
REPURCHASE AGREEMENT††,5 - 11.4%
State Street issued 12/31/12 at 0.01% due 01/02/13	1,173,780	1,173,780
Total Repurchase Agreement
(Cost $1,173,780)		1,173,780
Total Long Investments - 118.5%
(Cost $11,027,042)		$12,223,627

COMMON STOCKS SOLD SHORT† - (71.4)%
Consumer Staples - (0.9)%
Bridgford Foods Corp.	169	(1,149)
Monster Beverage Corp.*,†††,6,7	3,250	(96,233)
Total Consumer Staples		(97,382)
Utilities - (2.4)%
Korea Electric Power Corp. ADR*,†††,6,7	18,310	(247,734)
Telecommunication Services - (2.7)%
Clearwire Corp. — Class A*,†††,6,7	2,530	(28,665)
Global Crossing Ltd.*,†††,6,7	1,800	(28,746)
Leap Wireless International, Inc.*,†††,6,7	1,500	(65,100)
SBA Communications Corp. — Class A*,†††,6,7	2,400	(69,096)
SAVVIS, Inc.*,†††,6,7	5,700	(84,018)
Total Telecommunication Services		(275,625)
Energy - (3.6)%
Aquila Resources Ltd.*,†††,6,7	2,750	(21,907)
Arrow Energy Holdings Pty Ltd.*,†††,6,7	8,900	(22,965)
Modec, Inc.†††,6,7	900	(23,195)
Sevan Marine ASA*,†††,6,7	5,900	(30,951)
Trican Well Service Ltd.†††,6,7	2,000	(34,043)
Queensland Gas Company Ltd.*,†††,6,7	12,800	(49,787)
Imperial Energy Corporation plc*,†††,6,7	3,900	(77,681)
BPZ Resources, Inc.*,†††,6,7	5,700	(107,160)
Total Energy		(367,689)
Materials - (4.5)%
SunCoke Energy, Inc.*	326	(5,082)
China National Building Material Company Ltd. — Class H†††,6,7	14,700	(19,910)
Anhui Conch Cement Company Ltd. — Class H†††,6,7	4,500	(20,259)
Shougang Fushan Resources Group Ltd.†††,6,7	66,000	(23,727)
Sino Gold Mining Ltd.*,†††,6,7	8,600	(35,368)
Turquoise Hill Resources Ltd.*,†††,6,7	4,440	(37,031)
Western Areas NL†††,6,7	6,200	(44,457)
Zoltek Companies, Inc.*,†††,6,7	2,700	(49,221)
Riversdale Mining Ltd.*,†††,6,7	6,700	(50,985)
Silver Wheaton Corp.†††,6,7	6,100	(64,046)

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS SOLD SHORT† - (71.4)% (continued)
Materials - (4.5)% (continued)
Agnico-Eagle Mines Ltd.†††,6,7,8	1,800	$(119,002)
Total Materials		(469,088)
Information Technology - (6.3)%
VeriSign, Inc.*,†††,6,7	1,200	(30,756)
Access Company Ltd.*,†††,6,7	17	(32,755)
Varian Semiconductor Equipment Associates, Inc.*,†††,6,7	1,260	(33,037)
Electronic Arts, Inc.*,†††,6,7	900	(36,720)
Riverbed Technology, Inc.*,†††,6,7	3,280	(43,624)
Red Hat, Inc.*,†††,6,7	2,610	(46,589)
Baidu, Inc. ADR*,†††,6,7	200	(53,726)
Intermec, Inc.*,†††,6,7	2,740	(54,307)
Rambus, Inc.*,†††,6,7	3,600	(55,224)
VMware, Inc. — Class A*,†††,6,7	2,400	(68,592)
Equinix, Inc.*,†††,6,7	1,000	(79,941)
Cree, Inc.*,†††,6,7	4,000	(109,840)
Total Information Technology		(645,111)
Industrials - (9.6)%
China Merchants Holdings International Company Ltd.†††,6,7	3,100	(11,047)
China Communications Construction Company Ltd. — Class H†††,6,7	15,000	(15,536)
China National Materials Company Ltd. — Class H†††,6,7	34,400	(17,537)
Japan Steel Works Ltd.†††,6,7	1,500	(20,809)
Ausenco Ltd.†††,6,7	2,100	(22,658)
Toyo Tanso Company Ltd.†††,6,7	500	(27,006)
Ryanair Holdings plc†††,6,7	9,600	(35,971)
Meyer Burger Technology AG*,†††,6,7	200	(49,879)
USG Corp.*,†††,6,7	4,940	(141,877)
Beijing Capital International Airport Company Ltd. — Class H†††,6,7	218,000	(188,550)
Brisa Auto-Estradas de Portugal S.A.*,†††,6,7	44,400	(461,804)
Total Industrials		(992,674)
Financials - (11.4)%
Cohen & Steers, Inc.	202	(6,155)
C C Land Holdings Ltd.†††,6,7	50,000	(13,945)
Franshion Properties China Ltd.†††,6,7	79,400	(22,105)
Mizuho Trust & Banking Company Ltd.*,†††,6,7	17,700	(24,682)
Aozora Bank Ltd.†††,6,7	16,300	(26,250)
Monex Group, Inc.†††,6,7	78	(27,384)
Mizuho Financial Group, Inc.†††,6,7	11,000	(45,461)
Aeon Mall Company Ltd.†††,6,7	1,700	(52,093)
PrivateBancorp, Inc. †††,6,7	2,390	(102,770)
Erste Group Bank AG*,†††,6,7	5,200	(319,536)
Wells Fargo & Co.†††,6,7	12,384	(539,689)
Total Financials		(1,180,070)
Health Care - (13.0)%
Sepracor, Inc.*,†††,6,7	1,400	(24,500)
Exelixis, Inc.*,†††,6,7	4,500	(28,845)
Savient Pharmaceuticals, Inc.*,†††,6,7	2,420	(48,013)
Zeltia S.A.*,†††,6,7	8,000	(54,559)
Intuitive Surgical, Inc.*,†††,6,7	200	(56,100)
Auxilium Pharmaceuticals, Inc.*,†††,6,7	1,540	(56,703)
XenoPort, Inc.*,†††,6,7	1,376	(63,062)
Luminex Corp.*,†††,6,7	2,500	(63,725)
Regeneron Pharmaceuticals, Inc.*,†††,6,7	3,180	(69,038)
Vertex Pharmaceuticals, Inc.*,†††,6,7	2,600	(71,942)
Align Technology, Inc.*,†††,6,7	6,100	(74,420)
Intercell AG*,†††,6,7	1,900	(74,840)
Acorda Therapeutics, Inc.*,†††,6,7	2,800	(74,900)
Rigel Pharmaceuticals, Inc.*,†††,6,7	3,050	(78,324)
Sequenom, Inc.*,†††,6,7	3,810	(78,524)
Cepheid, Inc.*,†††,6,7	5,300	(81,620)
AMAG Pharmaceuticals, Inc.*,†††,6,7	1,900	(82,954)
Basilea Pharmaceutica*,†††,6,7	500	(83,364)
Alnylam Pharmaceuticals, Inc.*,†††,6,7	2,900	(85,289)
athenahealth, Inc.*,†††,6,7	2,500	(89,625)
Total Health Care		(1,340,347)
Consumer Discretionary - (17.0)%
Harman International Industries, Inc.	326	(14,553)
Tokyo Broadcasting System Holdings, Inc.†††,6,7	1,300	(21,836)
Genting Singapore plc†††,6,7	124,900	(41,123)
bwin Interactive Entertainment AG*,†††,6,7	1,600	(45,582)
Bwin.Party Digital Entertainment plc*,†††,6,7	15,200	(57,210)
Focus Media Holding Ltd. ADR†††,6,7	2,130	(63,900)
Sky Deutschland AG*,†††,6,7	4,000	(65,668)
Marui Group Company Ltd.†††,6,7	29,100	(219,527)
Pool Corp.†††,6,7	11,639	(288,065)
Electrolux AB†††,6,7	30,100	(395,761)
Volkswagen AG†††,6,7	1,300	(539,371)
Total Consumer Discretionary		(1,752,596)
Total Common Stock Sold Short
(Proceeds $7,190,575)		(7,368,316)
EXCHANGE TRADED FUNDS SOLD SHORT† - (0.3)%
United States Oil Fund, LP*	868	(28,957)
Total Exchange Traded Funds Sold Short
(Proceeds $28,675)		(28,957)
Total Securities Sold Short- (71.7)%
(Proceeds $7,219,250)		$(7,397,273)
Other Assets & Liabilities, net - 53.2%		5,488,863
Total Net Assets - 100.0%		$10,315,217

Alpha Opportunity Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Contracts	Unrealized Gain
EQUITY FUTURES CONTRACTS PURCHASED†
March 2013 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $497,613)	7	$4,366

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	All or a portion of this security is pledged as short security collateral at December 31, 2012.
[2]	All or a portion of the security is deemed illiquid due to the Fund's exposure to Lehman Brothers International Europe ("LBIE") prime brokerage services. The total market value of illiquid securities is $8,297,050 (cost $7,099,228), or 80.4% of total net assets. The security was deemed liquid at the time of purchase.
[3]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[5]	Repurchase Agreement — See Note 3.
[6]	All or a portion of this security was fair valued by the Valuation Committee at December 31, 2012. The total market value of fair valued securities amounts to $(7,341,377) (proceeds $7,164,435), or (71.2%) of total net assets.
[7]	Illiquid security.
[8]	Security was acquired through a private placement.

ADR	American Depositary Receipt
plc	Public Limited Company

Large Cap Concentrated Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 81.3%
Information Technology - 27.6%
Apple, Inc.	3,485	$1,857,609
Google, Inc. — Class A*	1,196	848,406
International Business Machines Corp.	3,941	754,899
eBay, Inc.*	14,577	743,718
Microsoft Corp.	27,795	742,961
Oracle Corp.	20,514	683,526
EMC Corp.*	24,619	622,861
Broadcom Corp. — Class A	14,425	479,054
Total Information Technology		6,733,034
Consumer Discretionary - 19.2%
Starbucks Corp.	13,880	744,246
TJX Companies, Inc.	17,294	734,130
Home Depot, Inc.	11,662	721,295
Comcast Corp. — Class A	19,290	721,060
Walt Disney Co.	14,155	704,777
BorgWarner, Inc.*	7,660	548,609
Wynn Resorts Ltd.	4,550	511,830
Total Consumer Discretionary		4,685,947
Industrials - 9.6%
Honeywell International, Inc.	10,075	639,461
Deere & Co.	7,207	622,829
AMETEK, Inc.	15,037	564,940
Boeing Co.	6,765	509,810
Total Industrials		2,337,040
Consumer Staples - 7.9%
Coca-Cola Co.	20,042	726,523
Mondelez International, Inc. — Class A	27,988	712,854
JM Smucker Co.	5,554	478,977
Total Consumer Staples		1,918,354
Health Care - 7.7%
Covidien plc	8,937	516,023
Gilead Sciences, Inc.*	6,679	490,572
Abbott Laboratories	7,400	484,700
Biogen Idec, Inc.*	2,610	382,809
Total Health Care		1,874,104
Energy - 5.2%
Ensco plc — Class A	10,872	644,492
Schlumberger Ltd.	8,816	610,861
Total Energy		1,255,353
Financials - 2.1%
JPMorgan Chase & Co.	11,601	510,096
Materials - 2.0%
CF Industries Holdings, Inc.	2,350	477,426
Total Common Stocks
(Cost $18,763,288)		19,791,354
EXCHANGE TRADED FUNDS† - 14.5%
Financial Select Sector SPDR Fund	63,550	1,042,220
Health Care Select Sector SPDR Fund	24,406	975,020
Materials Select Sector SPDR Fund	14,210	533,443
Industrial Select Sector SPDR Fund	13,592	515,137
Consumer Staples Select Sector SPDR Fund	13,559	472,260
Total Exchange Traded Funds
(Cost $3,490,069)		3,538,080
Total Investments - 95.8%
(Cost $22,253,357)		$23,329,434
Other Assets & Liabilities, net - 4.2%		1,026,306
Total Net Assets - 100.0%		$24,355,740

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

plc	Public Limited Company

Large Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 88.9%
Information Technology - 20.3%
Apple, Inc.	13,220	$7,046,656
Google, Inc. — Class A*	4,535	3,216,993
International Business Machines Corp.	14,850	2,844,518
Microsoft Corp.	105,100	2,809,323
eBay, Inc.*	55,000	2,806,100
Oracle Corp.	77,600	2,585,632
Computer Sciences Corp.	64,280	2,574,414
TE Connectivity Ltd.	66,700	2,475,904
EMC Corp.*	92,850	2,349,105
Broadcom Corp. — Class A	54,610	1,813,598
Cisco Systems, Inc.	86,900	1,707,585
Hewlett-Packard Co.	63,816	909,378
NetApp, Inc.*	19,090	640,470
Euronet Worldwide, Inc.*	17,684	417,342
Mercury Systems, Inc.*	19,190	176,548
Total Information Technology		34,373,566
Consumer Discretionary - 13.3%
Time Warner, Inc.	59,566	2,849,042
Starbucks Corp.	52,250	2,801,645
TJX Companies, Inc.	65,300	2,771,985
Comcast Corp. — Class A	73,350	2,741,823
Home Depot, Inc.	43,850	2,712,122
Walt Disney Co.	53,456	2,661,574
BorgWarner, Inc.*	28,700	2,055,494
Wynn Resorts Ltd.	17,100	1,923,579
Lowe's Companies, Inc.	43,240	1,535,885
DeVry, Inc.	24,100	571,893
Total Consumer Discretionary		22,625,042
Financials - 12.1%
JPMorgan Chase & Co.	85,320	3,751,520
Wells Fargo & Co.	89,778	3,068,612
Aon plc	43,860	2,438,616
Berkshire Hathaway, Inc. — Class A*	16	2,144,960
American International Group, Inc.*	57,959	2,045,953
Allstate Corp.	40,300	1,618,851
State Street Corp.	34,200	1,607,742
U.S. Bancorp	47,756	1,525,327
BB&T Corp.	42,012	1,222,969
Reinsurance Group of America, Inc. — Class A	14,950	800,124
Citigroup, Inc.	10,510	415,776
Total Financials		20,640,450
Energy - 11.2%
Chevron Corp.	28,940	3,129,572
Ensco plc — Class A	40,800	2,418,624
Schlumberger Ltd.	33,150	2,296,963
Williams Companies, Inc.	67,520	2,210,605
McDermott International, Inc.*	183,588	2,023,139
Apache Corp.	19,335	1,517,798
Halliburton Co.	39,400	1,366,786
Exxon Mobil Corp.	14,240	1,232,472
ConocoPhillips	14,400	835,056
Whiting Petroleum Corp.*	17,400	754,638
Chesapeake Energy Corp.	35,400	588,348
Phillips 66	7,200	382,320
WPX Energy, Inc.*	25,366	377,446
Total Energy		19,133,767
Industrials - 11.1%
Honeywell International, Inc.	37,890	2,404,878
Deere & Co.	27,150	2,346,303
AMETEK, Inc.	56,550	2,124,584
URS Corp.	51,810	2,034,060
Boeing Co.	25,698	1,936,601
Republic Services, Inc. — Class A	61,700	1,809,661
United Technologies Corp.	21,000	1,722,210
Quanta Services, Inc.*	58,120	1,586,095
Equifax, Inc.	29,280	1,584,634
Parker Hannifin Corp.	16,310	1,387,329
Total Industrials		18,936,355
Health Care - 8.8%
Covidien plc	62,650	3,617,411
Aetna, Inc.	68,300	3,162,290
Abbott Laboratories	28,100	1,840,550
Gilead Sciences, Inc.*	25,055	1,840,289
Biogen Idec, Inc.*	9,950	1,459,367
Forest Laboratories, Inc.*	33,800	1,193,816
UnitedHealth Group, Inc.	20,700	1,122,768
Teva Pharmaceutical Industries Ltd. ADR	21,420	799,823
Total Health Care		15,036,314
Consumer Staples - 7.8%
Mondelez International, Inc. — Class A	149,050	3,796,304
Coca-Cola Co.	76,000	2,755,000
CVS Caremark Corp.	45,880	2,218,298
JM Smucker Co.	20,964	1,807,935
Wal-Mart Stores, Inc.	25,490	1,739,182
Kraft Foods Group, Inc.	14,366	653,222
Costco Wholesale Corp.	4,080	402,982
Total Consumer Staples		13,372,923
Materials - 2.3%
Dow Chemical Co.	66,030	2,134,090
CF Industries Holdings, Inc.	8,950	1,818,282
Total Materials		3,952,372
Utilities - 1.6%
Edison International	61,800	2,792,742
Telecommunication Services - 0.4%
Windstream Corp.	75,500	625,140
Total Common Stocks
(Cost $132,895,833)		151,488,671
EXCHANGE TRADED FUNDS† - 8.3%
Financial Select Sector SPDR Fund	241,150	3,954,860
Health Care Select Sector SPDR Fund	92,100	3,679,395
Materials Select Sector SPDR Fund	53,650	2,014,021
Industrial Select Sector SPDR Fund	51,450	1,949,955
Consumer Staples Select Sector SPDR Fund	51,300	1,786,779

Large Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 8.3% (continued)
iShares Russell 1000 Value Index Fund	11,370	$827,963
Total Exchange Traded Funds

(Cost $13,929,537)	14,212,973
Total Investments - 97.2%
(Cost $146,825,370)	$165,701,644
Other Assets & Liabilities, net - 2.8%	4,830,952
Total Net Assets - 100.0%	$170,532,596

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt
plc	Public Limited Company

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 98.5%
Financials - 26.4%
Hanover Insurance Group, Inc.	1,078,640	$41,786,513
WR Berkley Corp.	666,110	25,138,991
Reinsurance Group of America, Inc. — Class A	454,574	24,328,801
American Financial Group, Inc.	552,000	21,815,040
Alleghany Corp.*	60,360	20,245,951
Northern Trust Corp.	352,130	17,662,841
RenaissanceRe Holdings Ltd.	167,200	13,586,672
Ocwen Financial Corp.*	388,684	13,444,580
Endurance Specialty Holdings Ltd.	309,400	12,280,086
Lexington Realty Trust	1,130,480	11,813,516
Huntington Bancshares, Inc.	1,692,340	10,814,052
Employers Holdings, Inc.	482,770	9,935,407
Home Loan Servicing Solutions Ltd.	423,227	7,998,990
Zions Bancorporation	288,250	6,168,550
First Midwest Bancorp, Inc.	460,198	5,761,679
Investors Real Estate Trust	644,530	5,626,747
Wintrust Financial Corp.	152,840	5,609,228
City National Corp.	111,290	5,511,081
SVB Financial Group*	94,420	5,284,687
Citizens Republic Bancorp, Inc.*	272,170	5,163,065
Redwood Trust, Inc.	289,617	4,891,631
First Niagara Financial Group, Inc.	612,990	4,861,011
MGIC Investment Corp.*	1,826,999	4,859,817
Total Financials		284,588,936
Industrials - 18.8%
Covanta Holding Corp.	1,480,860	27,277,441
Quanta Services, Inc.*	918,180	25,057,131
Aegion Corp. — Class A*	934,656	20,740,017
URS Corp.	510,500	20,042,230
Navigant Consulting, Inc.*	1,528,150	17,054,154
General Cable Corp.*	494,721	15,044,466
Orbital Sciences Corp.*	984,140	13,551,607
Saia, Inc.*	535,300	12,376,136
Equifax, Inc.	205,340	11,113,001
ICF International, Inc.*	422,370	9,900,353
Babcock & Wilcox Co.	358,370	9,389,294
GeoEye, Inc.*	206,420	6,343,287
United Stationers, Inc.	176,492	5,469,487
Atlas Air Worldwide Holdings, Inc.*	114,504	5,073,672
DryShips, Inc.*	2,764,010	4,367,136
Thermoenergy Corp.*	2,701,839	240,464
Total Industrials		203,039,876
Information Technology - 12.3%
Computer Sciences Corp.	855,800	34,274,790
Cree, Inc.*	643,600	21,869,527
IXYS Corp.	2,136,329	19,526,047
Maxwell Technologies, Inc.*	1,704,971	14,134,210
Global Payments, Inc.	257,220	11,652,066
RF Micro Devices, Inc.*	2,464,500	11,040,960
Power-One, Inc.*	1,610,009	6,617,137
Semtech Corp.*	222,670	6,446,297
Symmetricom, Inc.*	944,289	5,448,548
Euronet Worldwide, Inc.*	105,635	2,492,986
Total Information Technology		133,502,568
Consumer Discretionary - 10.5%
Chico's FAS, Inc.	1,030,260	19,018,600
Brown Shoe Company, Inc.	992,755	18,236,909
Cabela's, Inc.*	349,640	14,597,470
Maidenform Brands, Inc.*	631,550	12,308,910
Scholastic Corp.	361,060	10,672,934
Jones Group, Inc.	871,123	9,634,620
Jack in the Box, Inc.*	311,780	8,916,908
Guess?, Inc.	325,200	7,980,408
DeVry, Inc.	279,210	6,625,653
Gentex Corp.	313,640	5,902,705
Total Consumer Discretionary		113,895,117
Energy - 8.6%
SandRidge Energy, Inc.*	2,806,090	17,818,672
Gulfport Energy Corp.*	440,591	16,839,387
Whiting Petroleum Corp.*	317,962	13,790,012
Resolute Energy Corp.*	1,159,390	9,425,841
Goodrich Petroleum Corp.*	997,659	9,298,182
McDermott International, Inc.*	805,054	8,871,695
Sanchez Energy Corp.*	322,175	5,799,150
Oasis Petroleum, Inc.*	175,970	5,595,846
Superior Energy Services, Inc.*	261,940	5,427,397
USEC, Inc.*	103,566	54,890
Total Energy		92,921,072
Health Care - 6.4%
Community Health Systems, Inc.	411,860	12,660,577
Hologic, Inc.*	592,511	11,867,995
MEDNAX, Inc.*	142,691	11,346,788
Forest Laboratories, Inc.*	280,790	9,917,503
Universal Health Services, Inc. — Class B	194,520	9,405,042
Kindred Healthcare, Inc.*	782,716	8,468,987
Alere, Inc.*	271,274	5,018,569
Total Health Care		68,685,461
Materials - 5.9%
Owens-Illinois, Inc.*	1,148,180	24,421,789
Sonoco Products Co.	620,169	18,437,624
Landec Corp.*	867,563	8,233,172
Zoltek Companies, Inc.*	955,626	7,406,102
Globe Specialty Metals, Inc.	425,030	5,844,163
Total Materials		64,342,850
Utilities - 5.1%
Black Hills Corp.	445,370	16,184,746
Great Plains Energy, Inc.	665,337	13,512,994
UGI Corp.	345,592	11,304,314
Pepco Holdings, Inc.	415,729	8,152,446
MDU Resources Group, Inc.	283,058	6,012,152
Total Utilities		55,166,652
Consumer Staples - 4.5%
Ralcorp Holdings, Inc.*	245,876	22,042,784
Hormel Foods Corp.	392,400	12,246,804
Darling International, Inc.*	575,424	9,229,801
JM Smucker Co.	61,580	5,310,659
Total Consumer Staples		48,830,048
Total Common Stocks
(Cost $948,957,816)		1,064,972,580

Mid Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp. *,1	858,334	$223,064
Total Convertible Preferred Stocks
(Cost $819,654)		223,064
	Face Amount
CONVERTIBLE BONDS†† - 1.0%
Industrials - 0.5%
DryShips, Inc.
5.00% due 12/01/14	$7,525,000	5,944,750
Energy - 0.5%
USEC, Inc.
3.00% due 10/01/14	13,600,000	5,168,000
Total Convertible Bonds
(Cost $19,159,667)		11,112,750
Total Investments - 99.5%
(Cost $968,937,137)		$1,076,308,394
Other Assets & Liabilities, net - 0.5%		5,214,152
Total Net Assets - 100.0%		$1,081,522,546

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 97.8%
Financials - 25.8%
Hanover Insurance Group, Inc.	472,263	$18,295,469
WR Berkley Corp.	289,530	10,926,862
Reinsurance Group of America, Inc. — Class A	201,193	10,767,849
American Financial Group, Inc.	257,940	10,193,789
Alleghany Corp.*	26,538	8,901,376
Northern Trust Corp.	155,120	7,780,819
Ocwen Financial Corp.*	167,858	5,806,209
RenaissanceRe Holdings Ltd.	70,560	5,733,706
Endurance Specialty Holdings Ltd.	137,230	5,446,659
Lexington Realty Trust	473,740	4,950,583
Huntington Bancshares, Inc.	745,510	4,763,809
Employers Holdings, Inc.	203,674	4,191,611
Home Loan Servicing Solutions Ltd.	186,220	3,519,558
Zions Bancorporation	126,980	2,717,372
First Midwest Bancorp, Inc.	202,729	2,538,167
Wintrust Financial Corp.	67,330	2,471,011
City National Corp.	49,030	2,427,966
SVB Financial Group*	41,590	2,327,792
Citizens Republic Bancorp, Inc.*	119,880	2,274,124
First Niagara Financial Group, Inc.	272,040	2,157,277
MGIC Investment Corp.*	801,843	2,132,902
Investors Real Estate Trust	224,810	1,962,591
Redwood Trust, Inc.	102,770	1,735,785
Bimini Capital Management, Inc. — Class A*	255,103	31,888
Total Financials		124,055,174
Industrials - 18.4%
Covanta Holding Corp.	644,670	11,874,821
Quanta Services, Inc.*	403,680	11,016,427
Aegion Corp. — Class A*	410,115	9,100,452
URS Corp.	226,467	8,891,094
Navigant Consulting, Inc.*	677,970	7,566,144
General Cable Corp.*	223,614	6,800,102
Equifax, Inc.	111,630	6,041,416
Orbital Sciences Corp.*	425,898	5,864,616
Saia, Inc.*	213,860	4,944,443
ICF International, Inc.*	169,633	3,976,198
Babcock & Wilcox Co.	135,518	3,550,572
GeoEye, Inc.*	89,859	2,761,367
Atlas Air Worldwide Holdings, Inc.*	54,351	2,408,293
United Stationers, Inc.	68,416	2,120,212
DryShips, Inc.*	1,064,081	1,681,248
Total Industrials		88,597,405
Information Technology - 12.3%
Computer Sciences Corp.	379,800	15,210,990
Cree, Inc.*	284,380	9,663,233
IXYS Corp.	938,399	8,576,967
Maxwell Technologies, Inc.*	745,841	6,183,022
Global Payments, Inc.	111,700	5,060,010
RF Micro Devices, Inc.*	1,093,730	4,899,910
Power-One, Inc.*	711,585	2,924,614
Semtech Corp.*	97,250	2,815,388
Symmetricom, Inc.*	421,716	2,433,301
Euronet Worldwide, Inc.*	45,610	1,076,396
Total Information Technology		58,843,831
Consumer Discretionary - 10.7%
Brown Shoe Company, Inc.	493,347	9,062,785
Chico's FAS, Inc.	490,590	9,056,292
Cabela's, Inc.*	154,360	6,444,530
Maidenform Brands, Inc.*	269,927	5,260,877
Scholastic Corp.	151,870	4,489,277
Jones Group, Inc.	384,334	4,250,734
Jack in the Box, Inc.*	139,660	3,994,276
Guess?, Inc.	141,380	3,469,465
DeVry, Inc.	120,643	2,862,858
Gentex Corp.	136,330	2,565,730
HydroGen Corp.*	1,265,700	15,695
Total Consumer Discretionary		51,472,519
Energy - 8.5%
Gulfport Energy Corp.*	214,172	8,185,654
SandRidge Energy, Inc.*	1,145,051	7,271,074
Whiting Petroleum Corp.*	140,681	6,101,335
Resolute Energy Corp.*	505,020	4,105,813
Goodrich Petroleum Corp.*	423,472	3,946,759
McDermott International, Inc.*	353,474	3,895,283
Oasis Petroleum, Inc.*	76,420	2,430,156
Sanchez Energy Corp.*	131,221	2,361,978
Superior Energy Services, Inc.*	113,050	2,342,396
USEC, Inc.*	47,065	24,944
Total Energy		40,665,392
Health Care - 6.3%
Community Health Systems, Inc.	185,770	5,710,569
MEDNAX, Inc.*	64,323	5,114,965
Hologic, Inc.*	244,402	4,895,372
Universal Health Services, Inc. — Class B	96,770	4,678,830
Forest Laboratories, Inc.*	126,000	4,450,320
Kindred Healthcare, Inc.*	304,621	3,295,999
Alere, Inc.*	117,799	2,179,282
Total Health Care		30,325,337
Utilities - 5.4%
Black Hills Corp.	210,809	7,660,799
Great Plains Energy, Inc.	346,605	7,039,547
UGI Corp.	147,660	4,829,959
Pepco Holdings, Inc.	182,360	3,576,079
MDU Resources Group, Inc.	124,307	2,640,281
Total Utilities		25,746,665
Materials - 5.4%
Owens-Illinois, Inc.*	509,260	10,831,960
Sonoco Products Co.	197,286	5,865,313
Landec Corp.*	370,000	3,511,300
Zoltek Companies, Inc.*	392,264	3,040,046
Globe Specialty Metals, Inc.	177,120	2,435,400
Total Materials		25,684,019
Consumer Staples - 5.0%
Ralcorp Holdings, Inc.*	109,592	9,824,922
Hormel Foods Corp.	208,720	6,514,151
Darling International, Inc.*	275,442	4,418,090
JM Smucker Co.	39,570	3,412,517
Total Consumer Staples		24,169,680
Total Common Stocks
(Cost $425,513,178)		469,560,022

Mid Cap Value Institutional Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp. *,1	793,750	$206,280
Total Convertible Preferred Stocks
(Cost $757,980)		206,280
	Face Amount
CONVERTIBLE BONDS†† - 1.2%
Industrials - 0.7%
DryShips, Inc.
5.00% due 12/01/14	$ 4,225,000	3,337,750
Energy - 0.5%
USEC, Inc.
3.00% due 10/01/14	6,000,000	2,280,000
Total Convertible Bonds
(Cost $8,616,075)		5,617,750
REPURCHASE AGREEMENT††,2 - 0.9%
UMB Financial Corp. issued 12/31/12 at 0.07% due 01/02/13	4,396,000	4,396,000
Total Repurchase Agreement
(Cost $4,396,000)		4,396,000
Total Investments - 99.9%
(Cost $439,283,233)		$479,780,052
Other Assets & Liabilities, net - 0.1%		268,826
Total Net Assets - 100.0%		$480,048,878

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.
[2]	Repurchase Agreement — See Note 3.

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS - 97.9%
Financials - 22.6%
Sumitomo Realty & Development Company Ltd.††	3,000	$99,815
Nomura Holdings, Inc.††	16,700	98,727
Mitsui Fudosan Company Ltd.††	4,000	97,728
Mitsubishi Estate Company Ltd.††	4,000	95,641
Tokyu Land Corp.††	13,000	95,132
Unione di Banche Italiane SCPA††	19,549	91,128
Daiwa Securities Group, Inc.††	16,000	89,151
Daiwa House Industry Company Ltd.††	5,000	85,855
City Developments Ltd.††	7,990	85,464
Dai-ichi Life Insurance Company Ltd.††	60	84,316
Shinsei Bank Ltd.††	41,920	83,797
Keppel Land Ltd.††	25,000	83,742
Banco Espirito Santo S.A.*,††	70,405	83,709
Mitsubishi UFJ Financial Group, Inc.††	15,280	82,577
KBC Groep N.V.††	2,367	82,469
Vienna Insurance Group AG Wiener Versicherung Gruppe††	1,543	82,330
SBI Holdings, Inc.††	9,180	81,960
United Overseas Bank Ltd.††	4,990	81,867
Delta Lloyd N.V.††	4,958	81,650
Investor AB — Class B††	3,100	81,461
NTT Urban Development Corp.††	84	81,371
Wendel S.A.††	787	81,099
Mizuho Financial Group, Inc.††	44,250	81,029
Banca Monte dei Paschi di Siena SpA*,††	270,797	80,969
Investec plc††	11,625	80,941
Aegon N.V.††	12,533	80,935
Sumitomo Mitsui Trust Holdings, Inc.††	22,980	80,863
Macquarie Group Ltd.††	2,151	80,681
Aberdeen Asset Management plc††	13,393	80,601
Mediobanca SpA††	13,043	80,541
Oversea-Chinese Banking Corporation Ltd.††	9,990	80,510
Hang Lung Properties Ltd.††	20,000	80,494
Industrivarden AB — Class C††	4,825	80,411
London Stock Exchange Group plc††	4,508	80,373
Banco Popolare SC*,††	48,136	80,128
ORIX Corp.††	710	80,098
Sumitomo Mitsui Financial Group, Inc.††	2,200	79,851
MS&AD Insurance Group Holdings††	4,000	79,726
Royal Bank of Scotland Group plc*,††	14,915	79,727
Wharf Holdings Ltd.††	9,990	79,623
NKSJ Holdings, Inc.††	3,700	79,261
Erste Group Bank AG*,††	2,491	79,175
Standard Chartered plc††	3,056	79,095
Aviva plc††	12,780	79,091
AXA S.A.††	4,405	79,070
T&D Holdings, Inc.††	6,500	79,039
Banco Bilbao Vizcaya Argentaria S.A.††	8,505	78,993
UOL Group Ltd.††	15,980	78,822
Ageas††	2,668	78,806
Assicurazioni Generali SpA††	4,309	78,720
RSA Insurance Group plc††	38,063	78,575
Barclays plc††	18,065	78,490
Natixis††	22,842	78,051
Credit Agricole S.A.*,††	9,572	77,930
Cheung Kong Holdings Ltd.††	5,000	77,803
Partners Group Holding AG††	336	77,621
Deutsche Boerse AG††	1,266	77,608
Investment AB Kinnevik — Class B††	3,705	77,521
Lend Lease Group††	7,921	77,453
Standard Life plc††	14,164	77,434
Mizrahi Tefahot Bank Ltd.*,††	7,453	77,315
Pohjola Bank plc — Class A††	5,161	77,254
Allianz AG††	554	77,201
Credit Saison Company Ltd.††	3,090	77,191
Segro plc††	18,990	77,080
Schroders plc††	2,773	77,031
CapitaLand Ltd.††	25,000	76,963
Mapfre S.A.††	24,964	76,893
Banco Santander S.A.††	9,447	76,751
Societe Generale S.A.*,††	2,019	76,742
ICAP plc††	15,173	76,730
Unibail-Rodamco SE††	316	76,607
Tryg A/S††	1,012	76,574
UniCredit SpA*,††	15,540	76,501
Wheelock & Company Ltd.††	14,980	76,420
CNP Assurances††	4,959	76,308
Global Logistic Properties Ltd.††	32,950	76,214
Nomura Real Estate Holdings, Inc.††	3,990	76,202
Commerzbank AG*,††	39,784	76,192
Skandinaviska Enskilda Banken AB — Class A††	8,902	76,185
Hong Kong Exchanges and Clearing Ltd.††	4,400	76,153
Bank of Kyoto Ltd.††	9,000	76,124
Swedbank AB — Class A††	3,873	76,109
Klepierre††	1,903	76,038
Bendigo and Adelaide Bank Ltd.††	8,521	76,003
Admiral Group plc††	3,989	75,949
Old Mutual plc††	25,837	75,872
Sun Hung Kai Properties Ltd.††	5,000	75,832
Swiss Prime Site AG†	909	75,824
Sino Land Company Ltd.††	41,400	75,815
Zurich Insurance Group AG††	283	75,778
ING Groep N.V.*,††	7,975	75,722
Hammerson plc††	9,436	75,679
Suncorp Group Ltd.††	7,074	75,638
Resolution Ltd.††	18,574	75,597
Lloyds Banking Group plc*,††	94,836	75,596
Singapore Exchange Ltd.††	13,000	75,554
IMMOFINANZ AG††	17,944	75,516
AMP Ltd.††	14,832	75,329
Resona Holdings, Inc.††	16,480	75,257
British Land Company plc††	8,141	75,173
HSBC Holdings plc††	7,088	75,128
Tokio Marine Holdings, Inc.††	2,700	75,125
Hannover Rueckversicherung AG††	959	75,088

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
Muenchener Rueckversicherungs AG††	416	$75,075
Bank Hapoalim BM*,††	17,487	75,048
Corio N.V.††	1,637	75,042
CapitaCommercial Trust††	54,000	74,947
Swire Pacific Ltd. — Class A††	5,990	74,934
Exor SpA††	2,972	74,876
ASX Ltd.††	2,291	74,860
3i Group plc††	20,943	74,739
Australia & New Zealand Banking Group Ltd.††	2,834	74,733
Nordea Bank AB††	7,765	74,713
Julius Baer Group Ltd.††	2,099	74,677
Fonciere Des Regions††	887	74,619
National Australia Bank Ltd.††	2,832	74,585
Credit Suisse Group AG††	3,051	74,411
Pargesa Holding S.A.††	1,080	74,380
Westpac Banking Corp.††	2,711	74,375
Nishi-Nippon City Bank Ltd.††	30,000	74,346
Commonwealth Bank of Australia††	1,140	74,339
Banco Popular Espanol S.A.*,††	95,015	74,242
Insurance Australia Group Ltd.††	15,031	74,127
Centro Retail Australia††	31,242	74,054
CapitaMalls Asia Ltd.††	45,940	73,998
Government Properties Trust, Inc.††	19,171	73,887
CapitaMall Trust††	41,950	73,727
Legal & General Group plc††	30,751	73,715
Suruga Bank Ltd.††	6,000	73,701
BNP Paribas S.A.††	1,295	73,700
DBS Group Holdings Ltd.††	6,000	73,669
Wing Hang Bank Ltd.††	6,990	73,633
Eurazeo††	1,521	73,619
Capital Shopping Centres Group plc††	12,783	73,549
Land Securities Group plc††	5,514	73,546
Kerry Properties Ltd.††	13,980	73,450
SCOR SE††	2,715	73,359
Stockland††	19,791	73,271
Danske Bank A/S*,††	4,314	73,251
Groupe Bruxelles Lambert S.A.††	917	73,113
First Pacific Company Ltd.††	66,123	73,026
Svenska Handelsbanken AB — Class A††	2,026	72,860
Dexus Property Group††	68,511	72,859
Hysan Development Company Ltd.††	14,980	72,851
New World Development Company Ltd.††	46,000	72,831
Baloise Holding AG††	842	72,674
Swiss Re AG††	1,002	72,592
Aeon Credit Service Company Ltd.††	3,590	72,550
Hang Seng Bank Ltd.††	4,690	72,405
Nippon Building Fund, Inc.††	7	72,322
Ascendas Real Estate Investment Trust††	36,950	72,318
BOC Hong Kong Holdings Ltd.††	22,970	72,264
Bank of East Asia Ltd.††	18,580	72,157
ICADE††	808	72,117
AIA Group Ltd.††	18,180	72,113
Sampo Oyj — Class A††	2,227	72,099
Fukuoka Financial Group, Inc.††	18,000	71,994
Gjensidige Forsikring ASA††	5,011	71,989
Sony Financial Holdings, Inc.††	4,000	71,822
Westfield Group††	6,476	71,611
Japan Retail Fund Investment Corp.††	39	71,601
Henderson Land Development Company Ltd.††	9,990	71,526
DNB ASA††	5,594	71,479
Swire Properties Ltd.††	21,200	71,407
Bank Leumi Le-Israel BM*,††	20,950	71,330
Iyo Bank Ltd.††	9,000	71,252
Prudential plc††	4,987	71,138
Gecina S.A.††	628	71,094
Acom Company Ltd.*,††	2,470	71,054
UBS AG*,††	4,542	71,027
Mirvac Group††	45,447	70,817
Banque Cantonale Vaudoise††	133	70,782
Deutsche Bank AG††	1,608	70,721
QBE Insurance Group Ltd.††	6,163	70,705
Aozora Bank Ltd.††	23,000	70,629
Westfield Retail Trust††	22,346	70,590
Yamaguchi Financial Group, Inc.††	8,000	70,562
Banco de Sabadell S.A.*,††	26,933	70,414
Chiba Bank Ltd.††	12,000	70,209
Hachijuni Bank Ltd.††	14,000	70,149
CFS Retail Property Trust Group††	34,966	70,037
Swiss Life Holding AG††	524	69,892
Ratos AB — Class B††	7,251	69,853
Seven Bank Ltd.††	26,500	69,813
Chugoku Bank Ltd.††	5,000	69,700
Bank of Yokohama Ltd.††	15,000	69,656
Intesa Sanpaolo SpA††	40,292	69,655
Japan Prime Realty Investment Corp.††	24	69,277
Nomura Real Estate Office Fund, Inc. — Class A††	12	69,038
Japan Real Estate Investment Corp.††	7	68,877
CaixaBank††	19,562	68,505
Gunma Bank Ltd.††	14,000	68,409
Raiffeisen Bank International AG††	1,644	68,367
Shizuoka Bank Ltd.††	7,000	68,290
Mitsubishi UFJ Lease & Finance Company Ltd.††	1,580	67,879
Goodman Group††	14,704	67,085
Hiroshima Bank Ltd.††	16,000	67,011
Joyo Bank Ltd.††	14,000	66,434
Aeon Mall Company Ltd.††	2,700	66,339
Daito Trust Construction Company Ltd.††	700	66,073
Link REIT††	12,980	65,010
Hargreaves Lansdown plc††	5,714	63,886
Hulic Company Ltd.††	9,040	61,258
Bankia S.A.*,†	51,451	26,545
Hang Lung Group Ltd.††	990	5,696
Intesa Sanpaolo SpA††	3,729	5,294
Hokuhoku Financial Group, Inc.††	960	1,415
Man Group plc††	70	96
GAM Holding AG††	7	95
Shopping Centres Australasia Property Group*,†	2	3
Total Financials		15,487,039
Industrials - 19.5%
Invensys plc††	19,973	106,897

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
JGC Corp.††	3,000	$93,366
FANUC Corp.††	500	92,908
SMC Corp.††	500	90,712
Obayashi Corp.††	16,000	90,095
Bouygues S.A.††	2,979	88,618
European Aeronautic Defence and Space Company N.V.††	2,237	88,157
Shimizu Corp.††	23,000	86,350
Taisei Corp.††	26,000	86,348
Mitsubishi Logistics Corp.††	6,000	85,986
NSK Ltd.††	12,000	85,280
Amada Company Ltd.††	13,000	84,484
ACS Actividades de Construccion y Servicios S.A.††	3,330	84,367
Hitachi Construction Machinery Company Ltd.††	4,000	84,016
Fuji Electric Company Ltd.††	34,000	83,549
Randstad Holding N.V.††	2,251	83,523
Mitsui OSK Lines Ltd.††	28,000	83,304
NGK Insulators Ltd.††	7,000	82,933
IHI Corp.††	32,000	82,874
Ryanair Holdings plc ADR†	2,414	82,751
JTEKT Corp.††	8,690	82,740
Nippon Express Company Ltd.††	20,000	82,540
Kajima Corp.††	24,970	82,513
Metso Oyj††	1,931	82,411
Komatsu Ltd.††	3,200	82,009
Kawasaki Heavy Industries Ltd.††	30,000	81,482
Sumitomo Heavy Industries Ltd.††	17,000	81,370
Hino Motors Ltd.††	9,000	81,246
Securitas AB — Class B††	9,252	81,132
Finmeccanica SpA*,††	13,992	80,948
Furukawa Electric Company Ltd.*,††	36,000	80,865
Abertis Infraestructuras S.A.††	4,894	80,805
Sojitz Corp.††	54,700	80,774
Smiths Group plc††	4,112	80,508
ALS Ltd.††	7,044	80,456
Kubota Corp.††	7,000	80,380
Nabtesco Corp.††	3,600	80,309
Balfour Beatty plc††	17,836	80,281
Alstom S.A.††	1,990	80,139
Deutsche Lufthansa AG††	4,240	80,127
TNT Express N.V.†	7,176	79,822
Fraser and Neave Ltd.††	9,980	79,756
Zardoya Otis S.A.†	5,588	79,634
Vinci S.A.††	1,645	79,176
IMI plc††	4,375	79,143
Qantas Airways Ltd.*,††	50,367	78,971
Hochtief AG*,††	1,350	78,941
Singapore Technologies Engineering Ltd.††	25,000	78,915
Daikin Industries Ltd.††	2,300	78,903
Makita Corp.††	1,700	78,872
Marubeni Corp.††	11,000	78,828
Tokyu Corp.††	14,000	78,773
DSV A/S††	3,020	78,115
Kinden Corp.††	12,000	78,102
Japan Steel Works Ltd.††	12,000	78,080
Hopewell Holdings Ltd.††	18,000	78,051
Cie de St.-Gobain††	1,818	78,047
Atlantia SpA††	4,299	78,038
Cobham plc††	21,464	77,986
Koninklijke Boskalis Westminster N.V.††	1,723	77,970
Sandvik AB††	4,848	77,938
Alfa Laval AB††	3,714	77,681
Nippon Yusen K.K.††	33,000	77,578
ABB Ltd.††	3,737	77,441
Adecco S.A.††	1,463	77,423
Mitsubishi Heavy Industries Ltd.††	15,980	77,201
Schneider Electric S.A.††	1,052	77,024
Safran S.A.††	1,779	77,018
Asciano Ltd.††	15,694	76,873
Orkla ASA††	8,774	76,868
Rexel S.A.††	3,757	76,816
Mitsubishi Electric Corp.††	9,000	76,532
GS Yuasa Corp.††	19,000	76,507
BAE Systems plc††	13,763	76,505
NWS Holdings Ltd.††	45,000	76,489
ComfortDelGro Corporation Ltd.††	51,930	76,406
Prysmian SpA††	3,827	76,366
Mitsui & Company Ltd.††	5,100	76,346
SembCorp Marine Ltd.††	19,980	76,338
Noble Group Ltd.††	78,950	76,285
International Consolidated Airlines Group S.A.*,††	25,925	76,247
Toyota Tsusho Corp.††	3,090	76,173
Yangzijiang Shipbuilding Holdings Ltd.††	94,940	76,074
Legrand S.A.††	1,793	76,063
Siemens AG††	695	75,974
Orient Overseas International Ltd.††	11,490	75,859
LIXIL Group Corp.††	3,400	75,743
Melrose Industries plc††	20,599	75,661
Weir Group plc††	2,443	75,535
THK Company Ltd.††	4,200	75,444
Deutsche Post AG††	3,424	75,391
Geberit AG††	340	75,316
G4S plc††	17,945	75,190
TOTO Ltd.††	10,000	75,085
ITOCHU Corp.††	7,100	74,945
Groupe Eurotunnel S.A.††	9,612	74,668
SKF AB — Class B††	2,940	74,485
Wartsila Oyj Abp††	1,711	74,466
Brambles Ltd.††	9,373	74,417
Fraport AG Frankfurt Airport Services Worldwide††	1,275	74,355
Vallourec S.A.††	1,415	74,252
Cathay Pacific Airways Ltd.††	39,970	74,246
Hutchison Whampoa Ltd.††	7,000	74,184
SembCorp Industries Ltd.††	16,980	74,048
Intertek Group plc††	1,456	73,965
Assa Abloy AB — Class B††	1,963	73,914
Sulzer AG††	467	73,859
Skanska AB — Class B††	4,489	73,690
Kintetsu Corp.††	18,000	73,665
Toll Holdings Ltd.††	15,302	73,435
Zodiac Aerospace††	662	73,267
Brenntag AG††	556	73,227
Aurizon Holdings Ltd.††	18,591	73,200
MAN SE††	680	73,022
Keppel Corporation Ltd.††	7,990	72,971
Central Japan Railway Co.††	900	72,951
Asahi Glass Company Ltd.††	10,000	72,923

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
Sumitomo Corp.††	5,690	$72,909
Andritz AG††	1,134	72,846
Ferrovial S.A.††	4,892	72,800
Odakyu Electric Railway Company Ltd.††	7,000	72,737
Hutchison Port Holdings Trust ††	92,000	72,680
Leighton Holdings Ltd.††	3,845	72,675
Sumitomo Electric Industries Ltd.††	6,290	72,613
Bureau Veritas S.A.††	647	72,524
Aeroports de Paris††	936	72,444
Auckland International Airport Ltd.††	32,633	72,412
Mabuchi Motor Company Ltd.††	1,700	72,403
Capita plc††	5,859	72,380
Fiat Industrial SpA††	6,607	72,360
Meggitt plc††	11,549	72,327
Edenred††	2,334	72,163
Rolls-Royce Holdings plc††	5,011	71,862
Kamigumi Company Ltd.††	9,000	71,718
Wolseley plc††	1,499	71,702
Koninklijke Philips Electronics N.V.††	2,705	71,606
Scania AB — Class B††	3,436	71,460
Chiyoda Corp.††	4,990	71,392
Babcock International Group plc††	4,517	71,292
MTR Corporation Ltd.††	17,980	71,252
GEA Group AG††	2,190	71,186
Yamato Holdings Company Ltd.††	4,690	71,184
Mitsubishi Corp.††	3,700	71,146
East Japan Railway Co.††	1,100	71,040
SGS S.A.††	32	71,024
Singapore Airlines Ltd.††	8,000	70,966
Keikyu Corp.††	8,000	70,931
Kone Oyj — Class B††	959	70,904
Dai Nippon Printing Company Ltd.††	9,000	70,483
Secom Company Ltd.††	1,400	70,446
Kurita Water Industries Ltd.††	3,200	70,186
Thales S.A.††	2,011	70,046
Transurban Group††	10,973	69,840
Kuehne + Nagel International AG††	578	69,634
Volvo AB — Class B††	5,048	69,628
Sydney Airport††	19,733	69,599
Serco Group plc††	7,949	69,594
All Nippon Airways Company Ltd.††	33,000	69,242
Tobu Railway Company Ltd.††	13,000	68,853
Experian plc††	4,243	68,411
Toppan Printing Company Ltd.††	11,000	68,104
Societe BIC S.A.††	566	67,823
Bunzl plc††	4,097	67,772
Keisei Electric Railway Company Ltd.††	8,000	67,425
Hankyu Hanshin Holdings, Inc.††	13,000	67,129
Keio Corp.††	9,000	67,011
Koninklijke Vopak N.V.††	948	66,990
West Japan Railway Co.††	1,700	66,889
Ushio, Inc.††	6,100	66,806
Park24 Company Ltd.††	4,200	66,246
Japan Airlines Company Ltd.*,††	1,500	64,394
Nidec Corp.††	1,100	64,157
Aggreko plc††	1,969	56,182
AP Moeller - Maersk A/S — Class B††	7	52,995
Schindler Holding AG - Participation Certificate††	361	52,184
Atlas Copco AB — Class A††	1,827	50,678
Atlas Copco AB — Class B††	1,062	26,076
Schindler Holding AG††	160	22,675
AP Moeller - Maersk A/S — Class A††	3	21,362
Kawasaki Kisen Kaisha Ltd.*,††	980	1,503
Nippon Sheet Glass Company Ltd.††	980	1,294
Neptune Orient Lines Ltd.*,††	1,000	952
Cosco Corporation Singapore Ltd.††	1,000	745
Total Industrials		13,391,513
Consumer Discretionary - 13.8%
Sharp Corp.†	34,000	118,762
Daihatsu Motor Company Ltd.††	5,000	99,487
Mazda Motor Corp.*,††	46,000	94,286
Fuji Heavy Industries Ltd.††	7,000	88,160
Panasonic Corp.††	14,390	87,832
Sekisui House Ltd.††	8,000	87,486
Casio Computer Company Ltd.††	9,490	83,190
J Front Retailing Company Ltd.††	15,000	83,029
Lagardere SCA††	2,468	82,987
Peugeot S.A.*,††	11,362	82,887
Yamaha Corp.††	7,790	82,516
Marui Group Company Ltd.††	10,300	82,179
Porsche Automobil Holding SE††	996	81,959
Daimler AG ††	1,473	81,071
Suzuki Motor Corp.††	3,100	81,019
Genting Singapore plc††	69,950	80,373
Fiat SpA*,††	15,882	79,978
NGK Spark Plug Company Ltd.††	6,000	79,828
Jardine Cycle & Carriage Ltd.††	2,000	79,670
Nikon Corp.††	2,700	79,615
Sony Corp.††	7,100	79,529
Li & Fung Ltd.††	43,960	79,331
Toyota Motor Corp.††	1,700	79,283
ITV plc††	45,579	79,025
Toyota Boshoku Corp.††	6,790	78,626
Sekisui Chemical Company Ltd.††	9,000	78,414
Mitsubishi Motors Corp.*,††	75,930	78,404
Takashimaya Company Ltd.††	11,000	78,178
Continental AG††	670	78,065
Renault S.A.††	1,435	77,907
Christian Dior S.A.††	456	77,702
Honda Motor Company Ltd.††	2,100	77,674
Dentsu, Inc.††	2,900	77,579
Wolters Kluwer N.V.††	3,774	77,499
Isuzu Motors Ltd.††	13,000	77,478
Eutelsat Communications S.A.††	2,329	77,438
Tabcorp Holdings Ltd.††	24,101	77,077
Accor S.A.††	2,155	76,837
JCDecaux S.A.††	3,208	76,547
Toyota Industries Corp.††	2,400	76,525
Denso Corp.††	2,200	76,516
Fast Retailing Company Ltd.††	300	76,467
Cie Generale des Etablissements Michelin ††	798	76,438
Yamada Denki Company Ltd.††	1,980	76,432
LVMH Moet Hennessy Louis Vuitton S.A.††	414	76,382
GKN plc††	20,193	76,181
Isetan Mitsukoshi Holdings Ltd.††	7,790	76,139

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
Asics Corp.††	4,990	$76,133
Publicis Groupe S.A.††	1,265	76,082
Galaxy Entertainment Group Ltd.*,††	18,960	76,031
Hennes & Mauritz AB — Class B††	2,192	75,990
TUI Travel plc††	16,374	75,983
WPP plc ††	5,201	75,970
Bridgestone Corp.††	2,900	75,396
Kabel Deutschland Holding AG††	1,002	75,392
Yamaha Motor Company Ltd.††	6,800	75,233
OPAP S.A.††	10,488	75,181
Cie Financiere Richemont S.A.††	958	75,145
Sands China Ltd.††	16,770	74,979
Whitbread plc††	1,864	74,903
Sodexo††	885	74,757
Inditex S.A.††	532	74,725
Pirelli & C. SpA††	6,473	74,556
Kingfisher plc††	15,948	74,521
Reed Elsevier N.V.††	5,024	74,470
Reed Elsevier plc††	7,034	74,234
SES S.A.††	2,573	74,080
ABC-Mart, Inc.††	1,700	73,916
Next plc††	1,217	73,884
Toho Company Ltd.††	4,200	73,829
Harvey Norman Holdings Ltd.††	36,876	73,502
InterContinental Hotels Group plc††	2,619	73,424
Pearson plc††	3,767	73,392
Crown Ltd.††	6,553	73,329
Husqvarna AB — Class B††	12,071	73,280
Hugo Boss AG††	689	73,200
SKYCITY Entertainment Group Ltd.††	23,240	73,165
Electrolux AB††	2,769	73,163
Adidas AG††	820	73,161
Tatts Group Ltd.††	23,190	73,136
SJM Holdings Ltd.††	30,970	73,096
PPR††	389	73,035
Hakuhodo DY Holdings, Inc.††	1,130	73,031
Marks & Spencer Group plc††	11,619	72,996
Singapore Press Holdings Ltd.††	22,000	72,862
Koito Manufacturing Company Ltd.††	5,000	72,828
Oriental Land Company Ltd.††	600	72,571
Luxottica Group SpA††	1,758	72,538
Shangri-La Asia Ltd.††	35,970	72,464
Sumitomo Rubber Industries Ltd.††	5,990	72,341
Compass Group plc††	6,090	72,272
Bayerische Motoren Werke AG††	740	71,987
Aisin Seiki Company Ltd.††	2,300	71,731
MGM China Holdings Ltd.††	38,930	71,708
British Sky Broadcasting Group plc††	5,685	71,683
ProSiebenSat.1 Media AG††	2,510	71,471
Burberry Group plc††	3,548	71,290
Axel Springer AG††	1,659	70,999
Sega Sammy Holdings, Inc.††	4,200	70,803
Shimano, Inc.††	1,100	70,347
Nissan Motor Company Ltd.††	7,390	70,034
Nokian Renkaat Oyj††	1,742	69,757
Flight Centre Ltd.††	2,462	69,753
USS Company Ltd.††	670	69,678
Stanley Electric Company Ltd.††	4,900	69,556
Nitori Holdings Company Ltd.††	950	69,515
Rakuten, Inc.*,††	8,922	69,490
Yue Yuen Industrial Holdings Ltd.††	20,480	69,273
McDonald's Holdings Company Japan Ltd.††	2,600	68,522
Carnival plc††	1,757	68,226
Shimamura Company Ltd.††	700	67,937
Rinnai Corp.††	1,000	67,858
Sankyo Company Ltd.††	1,700	67,370
NOK Corp.††	4,300	67,249
Jupiter Telecommunications Company Ltd.†	54	67,169
Wynn Macau Ltd.*,††	24,380	67,140
Toyoda Gosei Company Ltd.††	3,300	66,993
Echo Entertainment Group Ltd.††	18,489	66,861
NHK Spring Company Ltd.††	8,100	66,659
Benesse Holdings, Inc.††	1,600	66,502
Namco Bandai Holdings, Inc.††	4,990	64,599
Volkswagen AG††	280	64,225
Sanrio Company Ltd.††	2,000	63,727
Don Quijote Company Ltd.††	1,700	62,457
Swatch Group AG††	121	61,316
Swatch Group AG/REG††	170	14,695
Volkswagen AG††	57	12,361
Bayerische Motoren Werke AG††	117	7,577
Lifestyle International Holdings Ltd.††	470	1,163
Autogrill SpA††	9	104
Mediaset SpA††	40	83
Modern Times Group AB — Class B††	2	70
Total Consumer Discretionary		9,428,101
Materials - 10.4%
Kobe Steel Ltd.*,††	75,960	96,932
Taiheiyo Cement Corp.††	32,000	87,866
Fortescue Metals Group Ltd.††	17,528	87,461
JFE Holdings, Inc.††	4,600	86,585
Rio Tinto plc††	1,477	86,170
Sumitomo Metal Mining Company Ltd.††	6,000	84,588
Kazakhmys plc††	6,494	83,912
Akzo Nobel N.V.††	1,262	83,513
Nippon Paper Group, Inc.††	6,000	83,260
HeidelbergCement AG††	1,360	83,194
ArcelorMittal††	4,751	82,809
Voestalpine AG††	2,245	82,462
Rio Tinto Ltd.††	1,168	82,225
Salzgitter AG††	1,567	82,098
Mitsubishi Chemical Holdings Corp.††	16,490	82,042
Mitsubishi Materials Corp.††	24,000	81,944
Daido Steel Company Ltd.††	16,000	81,029
Anglo American plc††	2,566	80,899
Mitsui Chemicals, Inc.††	31,000	80,686
Toyo Seikan Kaisha Ltd.††	5,990	80,616
CRH plc††	3,961	80,525
Lafarge S.A.††	1,246	80,431
ThyssenKrupp AG††	3,404	80,351
BHP Billiton plc††	2,264	79,872
Vedanta Resources plc††	4,129	79,683
Daicel Corp.††	12,000	79,295
Ube Industries Ltd.††	33,000	79,173
Evraz plc††	18,372	78,802
Boral Ltd.††	17,130	78,700

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
Sumitomo Chemical Company Ltd.††	25,000	$78,686
Stora Enso Oyj — Class R††	11,171	78,165
Umicore S.A.††	1,407	77,884
Antofagasta plc††	3,554	77,858
Solvay S.A.††	535	77,824
Holcim Ltd.††	1,056	77,725
Imerys S.A.††	1,205	77,262
Boliden AB††	4,063	77,223
BHP Billiton Ltd.††	1,973	77,125
Teijin Ltd.††	31,000	77,103
Norsk Hydro ASA††	15,181	77,028
Eurasian Natural Resources Corp. plc††	16,284	77,018
Iluka Resources Ltd.††	7,939	76,820
Asahi Kasei Corp.††	13,000	76,773
Air Water, Inc.††	6,000	76,695
Hitachi Metals Ltd.††	9,000	76,654
Koninklijke DSM N.V.††	1,254	76,401
UPM-Kymmene Oyj††	6,493	76,364
Sika AG††	33	76,273
Nippon Steel & Sumitomo Metal Corp.††	31,000	76,231
Johnson Matthey plc††	1,939	76,168
Xstrata plc††	4,350	75,963
Maruichi Steel Tube Ltd.††	3,300	75,959
Orica Ltd.††	2,883	75,937
BASF SE††	803	75,907
Fletcher Building Ltd.††	10,778	75,843
Kuraray Company Ltd.††	5,790	75,806
Oji Holdings Corp.††	22,000	75,789
K+S AG††	1,631	75,725
Kansai Paint Company Ltd.††	7,000	75,343
Glencore International plc††	12,987	75,053
Sims Metal Management Ltd.††	7,557	74,768
Taiyo Nippon Sanso Corp.††	13,000	74,697
Arkema S.A.††	710	74,525
JSR Corp.††	3,900	74,347
Novozymes A/S — Class B††	2,607	73,985
Givaudan S.A.††	70	73,923
Hitachi Chemical Company Ltd.††	4,900	73,765
Croda International plc††	1,884	73,634
Toray Industries, Inc.††	12,000	73,623
Mitsubishi Gas Chemical Company, Inc.††	12,000	73,513
Yara International ASA††	1,473	73,419
Incitec Pivot Ltd.††	21,492	73,368
Showa Denko K.K.††	48,000	73,272
Shin-Etsu Chemical Company Ltd.††	1,200	73,143
Yamato Kogyo Company Ltd.††	2,500	73,126
Amcor Ltd.††	8,641	73,124
Syngenta AG††	181	73,070
Air Liquide S.A.††	578	73,000
Lanxess AG††	825	72,724
James Hardie Industries plc††	7,490	72,609
Rexam plc††	10,124	72,451
Denki Kagaku Kogyo K.K.††	21,000	71,808
Alumina Ltd.††	74,177	71,281
Linde AG††	406	71,006
Kaneka Corp.††	14,000	70,745
EMS-Chemie Holding AG††	298	70,205
Israel Corporation Ltd.††	105	69,086
Nitto Denko Corp.††	1,400	68,861
Israel Chemicals Ltd.††	5,702	68,689
Fresnillo plc††	2,223	68,210
Randgold Resources Ltd.††	670	66,308
OZ Minerals Ltd.††	9,245	65,738
Newcrest Mining Ltd.††	2,616	61,273
SSAB AB — Class A††	11	97
Holmen AB — Class B††	3	89
Acerinox S.A.††	7	78
Lynas Corporation Ltd.*,††	119	73
Wacker Chemie AG††	1	66
Lonmin plc††	8	38
Total Materials		7,141,465
Consumer Staples - 7.3%
Delhaize Group S.A.††	2,026	81,579
Toyo Suisan Kaisha Ltd.††	3,000	79,829
Svenska Cellulosa AB — Class B††	3,557	77,361
Associated British Foods plc††	3,001	76,652
Suedzucker AG††	1,857	76,200
Casino Guichard Perrachon S.A.††	792	75,835
Tesco plc††	13,699	75,481
Koninklijke Ahold N.V.††	5,613	75,240
Colruyt S.A.†	1,515	74,965
Nisshin Seifun Group, Inc.††	5,990	74,865
J Sainsbury plc††	13,190	74,632
Carrefour S.A.††	2,897	74,566
Wilmar International Ltd.††	27,000	74,551
Lawson, Inc.††	1,100	74,524
Wesfarmers Ltd.††	1,926	74,402
Golden Agri-Resources Ltd.††	137,850	74,194
Kesko Oyj — Class B††	2,253	73,942
Danone S.A.†	1,122	73,885
Beiersdorf AG††	901	73,750
Aryzta AG††	1,426	73,323
Carlsberg A/S — Class B††	744	73,279
Unicharm Corp.††	1,400	72,658
L'Oreal S.A.††	522	72,609
Heineken Holding N.V.††	1,317	72,494
Pernod-Ricard S.A.††	625	72,490
WM Morrison Supermarkets plc††	16,865	72,414
Heineken N.V.††	1,078	72,249
Kerry Group plc — Class A††	1,367	72,183
Woolworths Ltd.††	2,347	72,094
SABMiller plc††	1,552	72,046
Distribuidora Internacional de Alimentacion S.A.††	11,256	71,893
Unilever N.V.††	1,879	71,874
Aeon Company Ltd.††	6,290	71,794
Nestle S.A.††	1,097	71,521
Jeronimo Martins SGPS S.A.††	3,698	71,483
Anheuser-Busch InBev N.V.††	820	71,386
Unilever plc††	1,836	71,365
Kikkoman Corp.††	5,000	71,305
Reckitt Benckiser Group plc††	1,123	71,297
Coca-Cola West Company Ltd.††	4,600	70,935
Coca Cola Hellenic Bottling Company S.A.†	3,031	70,791
Olam International Ltd.††	54,970	70,620
Kirin Holdings Company Ltd.††	6,000	70,506
Shiseido Company Ltd.††	5,000	70,488
Coca-Cola Amatil Ltd.††	4,977	70,032
Yakult Honsha Company Ltd.††	1,600	69,995
Swedish Match AB††	2,083	69,947
Tate & Lyle plc††	5,649	69,872

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
MEIJI Holdings Company Ltd.††	1,600	$69,300
Nippon Meat Packers, Inc.††	5,000	69,222
DE Master Blenders 1753 N.V.*,††	6,017	69,105
Metro AG††	2,463	68,403
British American Tobacco plc††	1,343	68,287
Nissin Foods Holdings Company Ltd.††	1,800	68,202
Diageo plc††	2,340	68,164
Asahi Group Holdings Ltd.††	3,200	68,050
Imperial Tobacco Group plc††	1,748	67,771
Barry Callebaut AG††	70	67,673
Kao Corp.††	2,600	67,664
Seven & I Holdings Company Ltd.††	2,400	67,572
Remy Cointreau S.A.†	616	67,245
Japan Tobacco, Inc.††	2,383	67,233
Yamazaki Baking Company Ltd.††	6,000	66,771
Ajinomoto Company, Inc.††	4,990	65,946
FamilyMart Company Ltd.††	1,600	65,833
Metcash Ltd.††	18,956	65,799
Treasury Wine Estates Ltd.††	13,078	64,451
Calbee, Inc.††	800	56,299
Henkel AG & Company KGaA††	536	44,083
Lindt & Spruengli AG††	1	37,823
Lindt & Spruengli AG - Participation Certificate††	9	29,329
Henkel AG & Company KGaA††	391	26,826
Total Consumer Staples		4,988,447
Information Technology - 6.5%
Sumco Corp.*,††	10,100	99,223
Yaskawa Electric Corp.††	9,000	86,741
Ricoh Company Ltd.††	8,000	84,809
STMicroelectronics N.V.††	11,626	84,371
Nokia Oyj††	21,255	83,967
Hirose Electric Company Ltd.††	700	83,711
Advantest Corp.††	5,300	83,597
Ibiden Company Ltd.††	5,200	83,105
Keyence Corp.††	300	83,092
Rohm Company Ltd.††	2,500	81,621
Trend Micro, Inc.*,††	2,700	81,478
Fujitsu Ltd.††	19,000	79,585
Telefonaktiebolaget LM Ericsson — Class B††	7,836	79,176
Toshiba Corp.††	20,000	79,064
FUJIFILM Holdings Corp.††	3,900	78,367
Canon, Inc.††	2,000	77,421
Brother Industries Ltd.††	7,190	77,305
Omron Corp.††	3,200	76,713
Murata Manufacturing Company Ltd.††	1,300	76,592
Hitachi Ltd.††	13,000	76,402
ASM Pacific Technology Ltd.††	6,200	76,123
Amadeus IT Holding S.A. — Class A††	2,997	75,714
Infineon Technologies AG††	9,275	75,534
NTT Data Corp.††	24	75,030
Shimadzu Corp.††	11,000	74,966
Nomura Research Institute Ltd.††	3,600	74,896
Citizen Holdings Company Ltd.††	14,190	74,863
Capital Gemini S.A.††	1,708	74,662
Computershare Ltd.††	7,884	74,469
ASML Holding N.V.††	1,154	73,986
Nippon Electric Glass Company Ltd.††	13,000	73,928
Tokyo Electron Ltd.††	1,600	73,700
SAP AG††	914	73,474
ARM Holdings plc††	5,807	73,316
Hexagon AB — Class B††	2,881	72,876
Hamamatsu Photonics K.K.††	2,000	72,625
Kyocera Corp.††	800	72,440
Yokogawa Electric Corp.††	6,600	72,279
Dena Company Ltd.†	2,200	72,078
Konica Minolta Holdings, Inc.††	9,990	71,800
Dassault Systemes S.A.††	634	70,863
Hoya Corp.††	3,600	70,844
Oracle Corporation Japan††	1,700	70,728
AtoS††	1,003	70,415
NICE Systems Ltd.*,††	2,099	70,322
United Internet AG††	3,220	69,611
Gemalto N.V.††	761	68,669
Otsuka Corp.††	900	68,008
Sage Group plc††	14,112	67,861
Yahoo Japan Corp.††	209	67,587
Konami Corp.††	3,000	67,472
NEC Corp.*,††	32,000	67,413
Hitachi High-Technologies Corp.††	3,200	66,136
Square Enix Holdings Company Ltd.††	5,190	65,938
TDK Corp.††	1,800	65,467
Nexon Company Ltd.*,††	6,343	64,161
Nintendo Company Ltd.††	600	63,985
Gree, Inc.††	4,100	63,549
Itochu Techno-Solutions Corp.††	1,500	61,689
Mellanox Technologies Ltd.*,††	820	50,807
Foxconn International Holdings Ltd.*,††	850	417
Elpida Memory, Inc.*,†††,1	18,800	217
Alcatel-Lucent*,††	70	94
Total Information Technology		4,447,352
Health Care - 5.6%
Olympus Corp.*,††	4,200	81,379
Lonza Group AG††	1,497	81,059
Orion Oyj — Class B††	2,735	80,501
Grifols S.A.*,††	2,208	77,185
CSL Ltd.††	1,349	76,258
Shire plc††	2,458	75,601
Sanofi††	793	75,176
Bayer AG††	787	75,025
Cochlear Ltd.††	901	74,787
William Demant Holding A/S*,††	870	74,724
Elekta AB — Class B†	4,789	74,694
Dainippon Sumitomo Pharma Company Ltd.††	6,190	74,271
Roche Holding AG††	367	74,148
Getinge AB — Class B††	2,176	73,990
Ramsay Health Care Ltd.††	2,589	73,938
Cie Generale d'Optique Essilor International S.A.††	733	73,904
Smith & Nephew plc††	6,677	73,836
Sysmex Corp.††	1,600	73,585
Coloplast A/S — Class B††	1,495	73,297
Novartis AG††	1,161	73,292
AstraZeneca plc††	1,527	72,380
Sonic Healthcare Ltd.††	5,175	72,329
Novo Nordisk A/S — Class B††	444	72,281
GlaxoSmithKline plc††	3,297	71,785
Shionogi & Company Ltd.††	4,300	71,564

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
UCB S.A.††	1,249	$71,530
Takeda Pharmaceutical Company Ltd.††	1,600	71,421
Fresenius Medical Care AG & Co. KGaA††	1,034	71,335
Fresenius SE & Company KGaA††	618	71,089
Celesio AG††	4,105	71,080
Elan Corporation plc*,††	6,916	70,891
Eisai Company Ltd.††	1,700	70,873
Sonova Holding AG†	638	70,680
Daiichi Sankyo Company Ltd.††	4,600	70,531
Merck KGaA††	535	70,487
Actelion Ltd.††	1,468	70,195
Hisamitsu Pharmaceutical Company, Inc.††	1,400	69,590
QIAGEN N.V.*,††	3,817	69,299
Kyowa Hakko Kirin Company Ltd.††	7,000	68,969
Miraca Holdings, Inc.††	1,700	68,458
Mitsubishi Tanabe Pharma Corp.††	5,200	67,731
Suzuken Company Limited/Aichi Japan††	2,400	67,529
Otsuka Holdings Company Ltd.††	2,400	67,525
Chugai Pharmaceutical Company Ltd.††	3,500	66,975
Tsumura & Co.††	2,200	66,423
Ono Pharmaceutical Company Ltd.††	1,300	66,325
Teva Pharmaceutical Industries Ltd.††	1,761	65,456
Santen Pharmaceutical Company Ltd.††	1,700	65,219
Medipal Holdings Corp.††	5,790	64,115
Terumo Corp.††	1,600	63,455
Astellas Pharma, Inc.††	1,400	62,866
Alfresa Holdings Corp.††	1,600	62,460
Taisho Pharmaceutical Holdings Company Ltd.††	900	61,736
M3, Inc.††	38	60,574
Prothena Corporation plc*,†	169	1,236
Straumann Holding AG††	1	123
Total Health Care		3,837,165
Utilities - 4.8%
Tokyo Electric Power Company, Inc.*,††	44,280	106,582
EDP - Energias de Portugal S.A.††	28,376	86,286
Hokkaido Electric Power Company, Inc.††	7,100	86,083
Kyushu Electric Power Company, Inc.††	7,390	84,148
Acciona S.A.††	1,126	84,061
Veolia Environnement S.A.††	6,884	83,428
Suez Environnement Co.††	6,816	82,193
Shikoku Electric Power Company, Inc.††	5,100	81,259
Gas Natural SDG S.A.††	4,490	80,916
Enel Green Power SpA††	42,509	79,159
Kansai Electric Power Company, Inc.††	7,500	78,666
Enel SpA††	18,914	78,647
Chugoku Electric Power Company, Inc.††	4,990	78,424
Verbund AG††	3,125	77,592
Iberdrola S.A.††	13,811	77,105
Enagas S.A.††	3,586	76,802
Terna Rete Elettrica Nazionale SpA††	18,964	75,865
AGL Energy Ltd.††	4,696	75,589
Snam SpA††	16,107	75,156
Centrica plc††	13,686	74,701
Fortum Oyj††	3,984	74,560
SP AusNet††	63,966	74,430
Red Electrica Corporation S.A.††	1,507	74,415
Cheung Kong Infrastructure Holdings Ltd.††	12,000	74,129
E.ON SE††	3,952	74,100
Hokuriku Electric Power Co.††	6,200	73,486
SSE plc††	3,145	73,143
Power Assets Holdings Ltd.††	8,490	72,846
Severn Trent plc††	2,831	72,829
United Utilities Group plc††	6,577	72,379
Hong Kong & China Gas Company Ltd.††	26,156	71,869
CLP Holdings Ltd.††	8,490	71,337
APA Group††	12,294	71,064
National Grid plc††	6,175	70,801
Tohoku Electric Power Company, Inc.*,††	7,590	70,683
Contact Energy Ltd.*,††	16,319	70,641
Electricite de France S.A.††	3,790	70,208
Chubu Electric Power Company, Inc.††	5,190	69,171
GDF Suez††	3,249	66,895
Electric Power Development Company Ltd.††	2,800	66,326
RWE AG††	1,598	66,260
Osaka Gas Company Ltd.††	18,000	65,299
Toho Gas Company Ltd.††	12,000	64,268
Tokyo Gas Company Ltd.††	14,000	63,886
RWE AG††	127	4,801
Total Utilities		3,322,488
Energy - 3.9%
Whitehaven Coal Ltd.††	23,596	88,050
Cosmo Oil Company Ltd.††	37,000	82,760
Aker Solutions ASA††	3,841	79,517
Idemitsu Kosan Company Ltd.††	900	78,325
JX Holdings, Inc.††	13,890	78,320
Origin Energy Ltd.††	6,301	77,556
Delek Group Ltd.††	323	76,028
Tenaris S.A.††	3,607	75,183
Eni SpA††	3,062	74,988
Caltex Australia Ltd.††	3,705	74,824
Total S.A.††	1,436	74,695
Petrofac Ltd.††	2,769	73,988
Fugro N.V.††	1,244	73,792
Galp Energia SGPS S.A.†	4,742	73,584
Subsea 7 S.A.††	3,054	73,372
Neste Oil Oyj††	5,626	72,913
OMV AG††	2,009	72,775
Statoil ASA††	2,888	72,769
Woodside Petroleum Ltd.††	2,004	71,503
Santos Ltd.††	6,058	71,070
BP plc††	10,203	70,960
Technip S.A.††	613	70,862
AMEC plc††	4,280	70,710
Cie Generale de Geophysique - Veritas*,††	2,324	70,595

MSCI EAFE Equal Weight Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
Japan Petroleum Exploration Co.††	2,000	$70,545
Lundin Petroleum AB*,††	3,011	69,701
Inpex Corp.††	13	69,441
BG Group plc††	4,151	69,231
TonenGeneral Sekiyu K.K.††	8,000	69,094
Transocean Ltd.††	1,540	68,994
Repsol S.A.††	3,325	67,850
Showa Shell Sekiyu K.K.††	11,990	67,828
Tullow Oil plc††	3,235	67,415
Seadrill Ltd.††	1,827	67,290
WorleyParsons Ltd.††	2,724	67,186
Saipem SpA††	1,619	63,044
Royal Dutch Shell plc — Class A††	1,227	42,606
Royal Dutch Shell plc — Class B††	868	30,979
SBM Offshore N.V.*,††	6	85
Total Energy		2,690,428
Telecommunication Services - 3.5%
Telekom Austria AG††	10,766	81,722
TDC A/S††	10,896	77,180
Portugal Telecom SGPS S.A.††	15,273	76,032
Vivendi S.A.††	3,342	75,558
France Telecom S.A.††	6,811	75,535
PCCW Ltd.††	170,790	75,494
StarHub Ltd.††	23,960	75,058
Tele2 AB — Class B††	4,149	75,014
Elisa Oyj††	3,383	74,976
Deutsche Telekom AG††	6,562	74,670
BT Group plc††	19,443	74,176
Swisscom AG††	171	74,044
Inmarsat plc††	7,626	73,473
Singapore Telecommunications Ltd.††	26,970	73,396
HKT Trust / HKT Ltd.††	74,403	73,085
Telefonica S.A.††	5,395	73,020
Telenet Group Holding N.V.†	1,551	72,961
Millicom International Cellular S.A.††	834	72,413
TeliaSonera AB††	10,602	71,998
Belgacom S.A.††	2,447	71,947
Telstra Corporation Ltd.††	15,732	71,778
Telenor ASA††	3,496	71,163
Ziggo N.V.†	2,178	71,158
Vodafone Group plc††	28,044	70,599
Telecom Corporation of New Zealand Ltd.††	36,905	70,029
Iliad S.A.†	407	69,843
NTT DOCOMO, Inc.††	48	69,105
Bezeq The Israeli Telecommunication Corporation Ltd.††	58,235	67,473
Softbank Corp.††	1,800	65,871
Koninklijke KPN N.V.††	12,927	63,907
KDDI Corp.††	900	63,547
Nippon Telegraph & Telephone Corp.††	1,500	63,074
Telecom Italia SpA††	52,157	47,294
Telecom Italia SpA - Savings Shares††	33,466	26,627
Mobistar S.A.††	3	77
Total Telecommunication Services		2,383,297
Total Common Stocks
(Cost $67,254,395)		67,117,295
RIGHTS - 0.0%
Olam International Ltd.
Expires 01/21/13*,†††,1	17,205	—
Total Rights
(Cost $–)		—
EXCHANGE TRADED FUNDS† - 1.8%
Vanguard MSCI EAFE ETF	24,727	871,133
iShares MSCI Japan Index Fund	34,376	335,166
iShares MSCI Hong Kong Index Fund	339	6,583
iShares MSCI Singapore Index Fund	248	3,395
Total Exchange Traded Funds
(Cost $1,166,373)		1,216,277
SHORT TERM INVESTMENTS†† - 0.0%
State Street General Account U.S. Government Fund	2	2
Total Short Term Investments
(Cost $2)		2
Total Investments - 99.7%
(Cost $68,420,770)		$68,333,574
Other Assets & Liabilities, net - 0.3%		204,310
Total Net Assets - 100.0%		$68,537,884

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Illiquid security.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 85.8%
Consumer Discretionary - 18.2%
Jarden Corp.	4,815	$248,936
Hanesbrands, Inc.*	6,240	223,516
Oxford Industries, Inc.	4,390	203,520
Life Time Fitness, Inc.*	3,490	171,742
Pier 1 Imports, Inc.	7,900	158,000
Pinnacle Entertainment, Inc.*	9,814	155,355
Penn National Gaming, Inc.*	3,075	151,013
Monro Muffler Brake, Inc.	4,075	142,503
MDC Partners, Inc.	10,900	123,170
Vail Resorts, Inc.	2,175	117,646
Lennar Corp. — Class A	2,975	115,043
Ulta Salon Cosmetics & Fragrance, Inc.	1,160	113,982
Sonic Corp.*	10,000	104,100
Warnaco Group, Inc.*	1,175	84,095
WMS Industries, Inc.*	4,400	77,000
HomeAway, Inc.*	2,900	63,800
SodaStream International Ltd.*	1,275	57,235
Select Comfort Corp.*	1,310	34,283
Total Consumer Discretionary		2,344,939
Information Technology - 16.9%
Alliance Data Systems Corp.*	1,825	264,187
Cadence Design Systems, Inc.*	17,920	242,098
Nuance Communications, Inc.*	8,255	184,252
Aruba Networks, Inc.*	8,500	176,375
Cavium, Inc.*	5,100	159,171
Aspen Technology, Inc.*	5,250	145,110
IAC/InterActiveCorp	2,687	127,095
FEI Co.	2,150	119,239
Nanometrics, Inc.*	7,815	112,692
Harmonic, Inc.*	19,300	97,851
Lattice Semiconductor Corp.*	22,600	90,174
Ciena Corp.*	5,450	85,565
Sourcefire, Inc.*	1,580	74,608
Riverbed Technology, Inc.*	3,684	72,645
QLIK Technologies, Inc.*	3,299	71,654
SYNNEX Corp.*	1,880	64,634
Rofin-Sinar Technologies, Inc.*	2,110	45,745
Pactera Technology International Ltd. ADR*	5,600	44,464
Total Information Technology		2,177,559
Health Care - 14.3%
Hologic, Inc.*	7,870	157,636
Health Management Associates, Inc. — Class A*	15,820	147,442
Endo Health Solutions, Inc.*	5,490	144,223
Haemonetics Corp.*	3,370	137,631
Endologix, Inc.*	9,400	133,856
BioMarin Pharmaceutical, Inc.*	2,050	100,962
athenahealth, Inc.*	1,340	98,423
AngioDynamics, Inc.*	8,860	97,371
Acorda Therapeutics, Inc.*	3,750	93,225
Auxilium Pharmaceuticals, Inc.*	4,565	84,589
Exact Sciences Corp.*	7,850	83,132
NxStage Medical, Inc.*	6,950	78,188
Halozyme Therapeutics, Inc.*	9,840	66,026
HeartWare International, Inc.*	750	62,963
Pharmacyclics, Inc.*	1,050	60,795
Cepheid, Inc.*	1,615	54,603
HMS Holdings Corp.*	2,075	53,784
Ariad Pharmaceuticals, Inc.*	2,700	51,786
Incyte Corp.*	3,100	51,491
Questcor Pharmaceuticals, Inc.	1,150	30,728
CardioNet, Inc.*	12,550	28,614
Achillion Pharmaceuticals, Inc.*	3,200	25,664
Total Health Care		1,843,132
Industrials - 13.0%
Triumph Group, Inc.	4,150	270,995
B/E Aerospace, Inc.*	5,240	258,856
Kansas City Southern	2,515	209,952
AECOM Technology Corp.*	6,710	159,698
Hexcel Corp.*	5,100	137,496
Colfax Corp.*	3,350	135,172
Regal-Beloit Corp.	1,890	133,188
Crane Co.	2,339	108,249
IDEX Corp.	2,258	105,065
Wabtec Corp.	790	69,157
Acuity Brands, Inc.	1,000	67,730
PMFG, Inc.*	2,775	25,225
Total Industrials		1,680,783
Materials - 8.6%
Ashland, Inc.	4,550	365,865
HB Fuller Co.	5,880	204,742
Albemarle Corp.	2,975	184,807
Kaiser Aluminum Corp.	2,520	155,459
Cytec Industries, Inc.	1,973	135,802
Silgan Holdings, Inc.	1,470	61,137
Total Materials		1,107,812
Energy - 5.3%
Oil States International, Inc.*	3,660	261,836
Superior Energy Services, Inc.*	6,080	125,978
Energy XXI Bermuda Ltd.	3,708	119,361
McDermott International, Inc.*	10,750	118,465
Stone Energy Corp.*	3,000	61,560
Total Energy		687,200
Financials - 5.2%
IBERIABANK Corp.	5,895	289,563
Amtrust Financial Services, Inc.	6,305	180,890
Texas Capital Bancshares, Inc.*	2,900	129,978
Stifel Financial Corp.*	2,203	70,430
Total Financials		670,861
Telecommunication Services - 1.6%
SBA Communications Corp. — Class A*	2,830	200,987
Utilities - 1.5%
NorthWestern Corp.	5,525	191,883
Consumer Staples - 1.2%
Boulder Brands, Inc.*	6,650	85,785
J&J Snack Foods Corp.	1,175	75,130
Total Consumer Staples		160,915
Total Common Stocks
(Cost $9,110,224)		11,066,071
EXCHANGE TRADED FUNDS† - 11.0%
iShares Russell 2000 Growth Index Fund	11,265	1,073,667

Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
EXCHANGE TRADED FUNDS† - 11.0% (continued)
PowerShares S&P SmallCap Health Care Portfolio	9,770	$346,249
Total Exchange Traded Funds
(Cost $1,361,801)		1,419,916
Total Investments - 96.8%
(Cost $10,472,025)		$12,485,987
Other Assets & Liabilities, net - 3.2%		419,095
Total Net Assets - 100.0%		$12,905,082

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.

ADR	American Depositary Receipt

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 98.7%
Financials - 23.0%
Hanover Insurance Group, Inc.	30,950	$1,199,002
Reinsurance Group of America, Inc. — Class A	13,700	733,224
Horace Mann Educators Corp.	34,550	689,618
Home Loan Servicing Solutions Ltd.	34,600	653,941
Endurance Specialty Holdings Ltd.	13,214	524,464
Redwood Trust, Inc.	27,903	471,282
Ocwen Financial Corp.*	11,921	412,347
1st Source Corp.	17,950	396,515
Bancorp, Inc.*	35,490	389,325
PrivateBancorp, Inc.	20,586	315,378
Safeguard Scientifics, Inc.*	21,260	313,585
Employers Holdings, Inc.	14,236	292,977
Lexington Realty Trust	26,397	275,849
Solar Senior Capital Ltd.	13,556	252,955
Navigators Group, Inc.*	4,800	245,136
AMERISAFE, Inc.*	8,835	240,754
BancFirst Corp.	4,224	178,929
MGIC Investment Corp.*	53,887	143,339
Total Financials		7,728,620
Industrials - 21.0%
Covanta Holding Corp.	40,390	743,983
Saia, Inc.*	24,150	558,348
Aegion Corp. — Class A*	24,753	549,269
EnergySolutions, Inc.*	153,955	480,340
ICF International, Inc.*	19,257	451,384
General Cable Corp.*	14,446	439,303
Navigant Consulting, Inc.*	37,500	418,500
Orbital Sciences Corp.*	26,774	368,678
Great Lakes Dredge & Dock Corp.	40,595	362,513
Sterling Construction Company, Inc.*	36,138	359,212
Powell Industries, Inc.*	8,530	354,251
Energy Recovery, Inc.*	96,450	327,930
Celadon Group, Inc.	17,782	321,321
Dynamic Materials Corp.	22,792	316,809
PMFG, Inc.*	22,289	202,607
Vitran Corporation, Inc. — Class A*	40,920	198,871
GeoEye, Inc.*	6,248	192,001
Marten Transport Ltd.	8,370	153,924
Atlas Air Worldwide Holdings, Inc.*	3,230	143,121
DryShips, Inc.*	72,889	115,165
Total Industrials		7,057,530
Information Technology - 17.3%
Cree, Inc.*	19,420	659,891
Global Cash Access Holdings, Inc.*	78,950	618,968
Maxwell Technologies, Inc.*	64,589	535,443
Insight Enterprises, Inc.*	30,134	523,428
IXYS Corp.	48,650	444,660
Carbonite, Inc.*	46,390	429,108
Digi International, Inc.*	41,627	394,207
Global Payments, Inc.	8,030	363,759
RF Micro Devices, Inc.*	78,810	353,069
Multi-Fineline Electronix, Inc.*	14,240	287,790
Silicon Graphics International Corp.*	22,380	228,947
Spansion, Inc. — Class A*	15,880	220,891
Semtech Corp.*	6,590	190,781
Power-One, Inc.*	46,143	189,648
Mercury Systems, Inc.*	17,830	164,036
Symmetricom, Inc.*	24,280	140,096
Euronet Worldwide, Inc.*	3,236	76,370
Total Information Technology		5,821,092
Consumer Discretionary - 13.7%
Brown Shoe Company, Inc.	31,674	581,851
Chico's FAS, Inc.	30,030	554,354
Maidenform Brands, Inc.*	26,260	511,807
International Speedway Corp. — Class A	17,991	496,911
Cabela's, Inc.*	9,530	397,878
Coldwater Creek, Inc.*	75,300	362,193
iRobot Corp.*	18,718	350,775
DeVry, Inc.	13,850	328,661
Scholastic Corp.	10,382	306,892
Jones Group, Inc.	24,596	272,032
Guess?, Inc.	10,130	248,590
Gentex Corp.	9,750	183,495
Total Consumer Discretionary		4,595,439
Energy - 8.3%
Gulfport Energy Corp.*	14,580	557,247
Abraxas Petroleum Corp.*	239,310	524,089
Clayton Williams Energy, Inc.*	9,887	395,480
PDC Energy, Inc.*	9,439	313,469
Goodrich Petroleum Corp.*	32,902	306,647
Resolute Energy Corp.*	36,700	298,371
Sanchez Energy Corp.*	11,367	204,606
Oasis Petroleum, Inc.*	5,490	174,582
USEC, Inc.*	2,911	1,543
Total Energy		2,776,034
Utilities - 6.1%
UGI Corp.	18,700	611,677
Black Hills Corp.	14,671	533,144
Great Plains Energy, Inc.	18,670	379,188
South Jersey Industries, Inc.	6,790	341,741
MDU Resources Group, Inc.	8,613	182,940
Total Utilities		2,048,690
Health Care - 3.8%
Invacare Corp.	25,100	409,130
Greatbatch, Inc.*	15,388	357,617
Kindred Healthcare, Inc.*	20,736	224,364
Alere, Inc.*	8,464	156,584
Horizon Pharma, Inc.*	57,000	132,810
Total Health Care		1,280,505
Materials - 3.0%
Landec Corp.*	48,556	460,796
Zoltek Companies, Inc.*	45,880	355,570
Globe Specialty Metals, Inc.	13,240	182,050
Total Materials		998,416
Consumer Staples - 2.5%
Central Garden and Pet Co. — Class A*	45,235	472,706
Darling International, Inc.*	18,687	299,739

Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2012

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Consumer Staples - 2.5% (continued)
Central Garden and Pet Co.*	5,428	$54,389
Total Consumer Staples		826,834
Total Common Stocks
(Cost $30,669,297)		33,133,160
CONVERTIBLE PREFERRED STOCKS†† - 0.0%
Thermoenergy Corp.*,1	6,250	1,624
Total Convertible Preferred Stocks
(Cost $5,968)		1,624
WARRANTS†† - 0.0%
Horizon Pharma, Inc.
$4.58, 09/20/17*	28,500	4,275
Total Warrants
(Cost $–)		4,275
	Face Amount
CONVERTIBLE BONDS†† - 0.5%
Industrials - 0.5%
DryShips, Inc.
5.00% due 12/01/14	$200,000	158,000
Total Convertible Bonds
(Cost $162,540)		158,000
Total Investments - 99.2%
(Cost $30,837,805)		$33,297,059
Other Assets & Liabilities, net - 0.8%		281,244
Total Net Assets - 100.0%		$33,578,303

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (U.S. "GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities (WEBS®). In addition, the Board of Directors has authorized the Valuation Committee and Guggenheim Investments (“GI”) to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

are not limited to: (i) obtaining general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) obtaining other information and considerations, including current values in related markets.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2012:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Alpha Opportunity Fund	$10,507,317	$4,366	$1,716,310	$—	$12,227,993
Large Cap Concentrated Growth Fund	23,329,434	—	—	—	23,329,434
Large Cap Core Fund	165,701,644	—	—	—	165,701,644
Mid Cap Value Fund	1,064,972,580	—	11,335,814	—	1,076,308,394
Mid Cap Value Institutional Fund	469,560,022	—	10,220,030	—	479,780,052
MSCI EAFE Equal Weight Fund	2,539,907	—	65,793,450	217	68,333,574
Small Cap Growth Fund	12,485,987	—	—	—	12,485,987
Small Cap Value Fund	33,133,160	—	163,899	—	33,297,059
Liabilities
Alpha Opportunity Fund	$55,896	$—	$—	$7,341,377	$7,397,273

* Other financial instruments include futures contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds generally recognized transfers between the levels as of the beginning of the period. As of December 31, 2012, MSCI EAFE Equal Weight Fund had securities with a total value of $65,793,450 transfer from Level 1 to Level 2. The change in level occurred due to developments that occurred between the time of closing of the foreign markets on which those securities trade and the close of business on the exchange. There were no other significant transfers between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended December 31, 2012:

LEVEL 3 – Fair value measurement using significant unobservable inputs

Total
Alpha Opportunity Fund
Liabilities:
Beginning Balance	$7,341,377
Ending Balance	$7,341,377

3. Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At December 31, 2012, the repurchase agreements in the joint account were as follows:

Repurchase Agreements

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Alpha Opportunity Fund	State Street			U.S. Treasury Bond
	0.01%			4.50%
	Due 01/02/13	$1,173,780	$1,173,780	02/15/36	$895,000	$1,197,622

Mid Cap Growth Fund	UMB Financial Corp.			Ginnie Mae Bond
	0.07%			3.00%
	Due 01/02/13	4,111,000	4,111,016	05/20/37	4,084,332	4,193,862

Mid Cap Value Institutional Fund	UMB Financial Corp.			Ginnie Mae
	0.07%			3.00%
	Due 01/02/13	4,396,000	4,396,017	05/20/37	4,367,398	4,484,519

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares, or control of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. Transactions during the period ended December 31, 2012 in which the portfolio company is an “affiliated person” are as follows:

Fund	Security	Value 09/30/12	Additions	Reductions	Value 12/31/2012	Shares 12/31/2012	Investment Income
Mid Cap Value Fund
	Common Stocks:
	IXYS Corp.	$21,192,383	$—	$—	$19,526,047	2,136,329	$64,090
	Maxwell Technologies, Inc.	13,276,517	459,659	—	14,134,210	1,704,971	—
	Total	$34,468,900	$459,659	$—	$33,660,257	3,841,300	$64,090

Mid Cap Value Institutional Fund
	Common Stock:
	HydroGen Corp.	$15,188			$15,695	1,265,700
	Total	$15,188	$—	$—	$15,695	1,265,700	$—

5. Options Written

Transactions in options written during the period ended December 31, 2012 were as follows:

	Mid Cap Value Institutional Fund		Small Cap Value Fund		Mid Cap Value Fund
	Number of contracts	Premiun amount	Number of contracts	Premiun amount	Number of contracts	Premiun amount
Balance at September 30, 2012	560	$159,636	33	$9,407	1,160	$330,674
Options Written	—	—	—	—	—	—
Options terminated in closing purchase transactions	—	—	—	—	—	—
Options expired	(560)	(159,636)	(33)	(9,407)	(1,160)	(330,674)
Options exercised	—	—	—	—	—	—
Balance at December 31, 2012	—	$—	—	$—	—	$—

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

6. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure
Alpha Opportunity Series	x

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Security Equity Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	February 22, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date	February 22, 2013

* Print the name and title of each signing officer under his or her signature.